UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07831

FMI Funds, Inc.

(Exact name of registrant as specified in charter)

790 North Water Street, Suite 2100

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John S. Brandser

Fiduciary Management, Inc.

790 North Water Street

Suite 2100

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 226-4555

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a)

FMI Common Stock Fund
Investor Class | FMIMX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$46	0.95%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2025, the FMI Common Stock Fund Investor Class (“The Fund”) fell by 4.20%, compared with a decline of 9.18% for the Russell 2000 Index and 8.72% for the Russell 2000 Value Index. It was a tale of two quarters, as growth and momentum stocks rallied in the fourth quarter of 2024 on the heels of President Trump’s election win, while value stocks declined. In the first quarter of 2025, however, fortunes reversed, as the top-performing themes in the U.S. in 2024 all came under pressure. Constantly changing trade policies and newfound skepticism around the artificial intelligence (AI) boom helped fuel the pullback. Amidst heightened uncertainty, consumer confidence fell to a 12-year low, as concerns about inflation and recession risks took a toll. The Fund’s exposure to building products weighed on the relative performance versus the benchmarks, as a slowdown in housing and commercial construction impacted the business fundamentals. FMI’s Retail Trade and Finance holdings gained in the period, despite both sectors declining in the broader indices. The Fund’s lack of exposure to money-losing companies, which account for over 40% of the Russell 2000 and the Russell 2000 Value constituents, was also additive to the relative performance.
The Fund continues to trade at a sizeable discount to both the Russell 2000 and the Russell 2000 Value Indices, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection. We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Retail Trade, Finance, Distribution Services
↑	Positions: Genpact Ltd., BJ’s Wholesale Club Holdings Inc., Beacon Roofing Supply Inc.

Top Detractors
↓	Sectors: Producer Manufacturing, Technology Services, Consumer Services
↓	Positions: Fortune Brands Innovations Inc., Insight Enterprises Inc., nVent Electric PLC
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Common Stock Fund	PAGE 1	TSR-SAR-302933403

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	-2.09	18.90	9.41
Russell 2000® Index	-4.01	13.27	6.30
Russell 2000® Value Index	-3.12	15.31	6.07
Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2025)

Net Assets	$2,128,127,209
Number of Holdings	29
Portfolio Turnover	18%
Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2025)

Top 10 Issuers
Genpact Ltd.	5.2%
Aramark	5.0%
BJ’s Wholesale Club Holdings, Inc.	4.7%
First American Treasury Obligations Fund	4.5%
Henry Schein, Inc.	4.2%
Valvoline, Inc.	4.2%
Donaldson Co., Inc.	4.2%
Skechers USA, Inc.	4.0%
Arrow Electronics, Inc.	4.0%
FirstCash Holdings, Inc.	3.9%
Sector Breakdown
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/common-stock-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Common Stock Fund	PAGE 2	TSR-SAR-302933403

FMI Common Stock Fund
Institutional Class | FMIUX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the FMI Common Stock Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.fmimgt.com/common-stock-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$41	0.83%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2025, the FMI Common Stock Fund Institutional Class (“The Fund”) fell by 4.15%, compared with a decline of 9.18% for the Russell 2000 Index and 8.72% for the Russell 2000 Value Index. It was a tale of two quarters, as growth and momentum stocks rallied in the fourth quarter of 2024 on the heels of President Trump’s election win, while value stocks declined. In the first quarter of 2025, however, fortunes reversed, as the top-performing themes in the U.S. in 2024 all came under pressure. Constantly changing trade policies and newfound skepticism around the artificial intelligence (AI) boom helped fuel the pullback. Amidst heightened uncertainty, consumer confidence fell to a 12-year low, as concerns about inflation and recession risks took a toll. The Fund’s exposure to building products weighed on the relative performance versus the benchmarks, as a slowdown in housing and commercial construction impacted the business fundamentals. FMI’s Retail Trade and Finance holdings gained in the period, despite both sectors declining in the broader indices. The Fund’s lack of exposure to money-losing companies, which account for over 40% of the Russell 2000 and the Russell 2000 Value constituents, was also additive to the relative performance.
The Fund continues to trade at a sizeable discount to both the Russell 2000 and the Russell 2000 Value Indices, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection. We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Retail Trade, Finance, Distribution Services
↑	Positions: Genpact Ltd., BJ’s Wholesale Club Holdings Inc., Beacon Roofing Supply Inc.

Top Detractors
↓	Sectors: Producer Manufacturing, Technology Services, Consumer Services
↓	Positions: Fortune Brands Innovations Inc., Insight Enterprises Inc., nVent Electric PLC
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Common Stock Fund	PAGE 1	TSR-SAR-302933601

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	-1.96	19.05	11.58
Russell 2000® Index	-4.01	13.27	7.88
Russell 2000® Value Index	-3.12	15.31	7.09
Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2025)

Net Assets	$2,128,127,209
Number of Holdings	29
Portfolio Turnover	18%
Visit https://www.fmimgt.com/common-stock-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2025)

Top 10 Issuers
Genpact Ltd.	5.2%
Aramark	5.0%
BJ’s Wholesale Club Holdings, Inc.	4.7%
First American Treasury Obligations Fund	4.5%
Henry Schein, Inc.	4.2%
Valvoline, Inc.	4.2%
Donaldson Co., Inc.	4.2%
Skechers USA, Inc.	4.0%
Arrow Electronics, Inc.	4.0%
FirstCash Holdings, Inc.	3.9%
Sector Breakdown
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/common-stock-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Common Stock Fund	PAGE 2	TSR-SAR-302933601

FMI Large Cap Fund
Investor Class | FMIHX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$41	0.84%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2025, the FMI Large Cap Fund Investor Class (“The Fund”) fell by 3.16%, compared with a decline of 1.97% for the S&P 500 Index and a gain of 0.08% for the iShares Russell 1000 Value ETF. It was a tale of two quarters, as growth and momentum stocks rallied in the fourth quarter of 2024 on the heels of President Trump’s election win, while value stocks declined. In the first quarter of 2025, however, fortunes reversed, as the top-performing themes in the U.S. in 2024 came under pressure. Constantly changing trade policies and newfound skepticism around the artificial intelligence (AI) boom helped fuel the pullback. Amidst heightened uncertainty, consumer confidence fell to a 12-year low, as concerns about inflation and recession risks took a toll. The Fund’s exposure to building products weighed on the relative performance versus the benchmarks, as a slowdown in housing and commercial construction impacted the business fundamentals. Stock picking in Finance (one of the best performing sectors) boosted the Fund’s relative performance, though an underweight versus the iShares Russell 1000 Value ETF detracted from the respective comparison.
In aggregate the Fund continues to trade at a sizeable discount to both the S&P 500 and the iShares Russell 1000 Value ETF, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection.  We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Electronic Technology, Finance, Health Services
↑	Positions: Charles Schwab Corp., Sony Group Corp. ADR, Berkshire Hathaway Inc. Cl. B

Top Detractors
↓	Sectors: Producer Manufacturing, Distribution Services, Process Industries
↓	Positions: Ferguson Enterprises Inc., Avery Dennison Corp., Carrier Global Corp.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Large Cap Fund	PAGE 1	TSR-SAR-302933205

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	2.64	14.49	8.81
S&P 500® Index	8.25	18.59	12.50
iShares® Russell 1000 Value ETF	7.06	15.97	8.62
Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2025)

Net Assets	$1,437,389,780
Number of Holdings	29
Portfolio Turnover	12%
Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2025)

Top 10 Issuers
Charles Schwab Corp.	6.4%
Berkshire Hathaway, Inc.	6.1%
Booking Holdings, Inc.	5.1%
Aramark	4.5%
Sony Group Corp.	4.5%
Ferguson Enterprises, Inc.	4.5%
Progressive Corp.	4.3%
UnitedHealth Group, Inc.	4.3%
Avery Dennison Corp.	4.1%
Carrier Global Corp.	4.1%
Sector Breakdown
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/large-cap-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Large Cap Fund	PAGE 2	TSR-SAR-302933205

FMI Large Cap Fund
Institutional Class | FMIQX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the FMI Large Cap Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.fmimgt.com/large-cap-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$34	0.70%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2025, the FMI Large Cap Fund Institutional Class (“The Fund”) fell by 3.06%, compared with a decline of 1.97% for the S&P 500 Index and a gain of 0.08% for the iShares Russell 1000 Value ETF. It was a tale of two quarters, as growth and momentum stocks rallied in the fourth quarter of 2024 on the heels of President Trump’s election win, while value stocks declined. In the first quarter of 2025, however, fortunes reversed, as the top-performing themes in the U.S. in 2024 came under pressure. Constantly changing trade policies and newfound skepticism around the artificial intelligence (AI) boom helped fuel the pullback. Amidst heightened uncertainty, consumer confidence fell to a 12-year low, as concerns about inflation and recession risks took a toll. The Fund’s exposure to building products weighed on the relative performance versus the benchmarks, as a slowdown in housing and commercial construction impacted the business fundamentals. Stock picking in Finance (one of the best performing sectors) boosted the Fund’s relative performance, though an underweight versus the iShares Russell 1000 Value ETF detracted from the respective comparison.
In aggregate the Fund continues to trade at a sizeable discount to both the S&P 500 and the iShares Russell 1000 Value ETF, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection. We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Electronic Technology, Finance, Health Services
↑	Positions: Charles Schwab Corp., Sony Group Corp. ADR, Berkshire Hathaway Inc. Cl. B

Top Detractors
↓	Sectors: Producer Manufacturing, Distribution Services, Process Industries
↓	Positions: Ferguson Enterprises Inc., Avery Dennison Corp., Carrier Global Corp.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Large Cap Fund	PAGE 1	TSR-SAR-302933502

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	2.75	14.64	10.49
S&P 500® Index	8.25	18.59	14.19
iShares® Russell 1000 Value ETF	7.06	15.97	9.73
Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2025)

Net Assets	$1,437,389,780
Number of Holdings	29
Portfolio Turnover	12%
Visit https://www.fmimgt.com/large-cap-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2025)

Top 10 Issuers
Charles Schwab Corp.	6.4%
Berkshire Hathaway, Inc.	6.1%
Booking Holdings, Inc.	5.1%
Aramark	4.5%
Sony Group Corp.	4.5%
Ferguson Enterprises, Inc.	4.5%
Progressive Corp.	4.3%
UnitedHealth Group, Inc.	4.3%
Avery Dennison Corp.	4.1%
Carrier Global Corp.	4.1%
Sector Breakdown
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/large-cap-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Large Cap Fund	PAGE 2	TSR-SAR-302933502

FMI International Fund
Investor Class | FMIJX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$46	0.93%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2025, the FMI International Fund Investor Class (“The Fund”) fell by 3.76%, compared with the MSCI EAFE Index’s gain of 2.25% in local currency and decline of 1.81% in U.S. Dollars. The Fund’s passive currency hedge was a tailwind, helping performance during the period, albeit a negative contributor since the beginning of the year. After international stocks came under pressure in the fourth quarter of 2024, a U.S. fallout with Ukraine helped catalyze new defense spending and stimulus plans in Europe, sparking a rally in the first quarter of 2025. Value outperformed growth over the period but skewed more toward lower quality. Finance was the top performing sector over the semi-annual period, and the MSCI EAFE has a very large weighting in levered financials (majority in banks), at ~25% of the index. FMI is typically underweight financials (currently less than half the weight of the benchmark), and banks in particular, given their high leverage, opaque balance sheets, and low margins. Defense stocks have also been among the top-performing themes in Europe (up almost 70% in the first quarter after defense spending announcements). FMI’s exposure to defense has been fairly limited, with concerns around business quality (reliance on government spending), growth prospects, and valuation. FMI’s Producer Manufacturing and Commercial Services holdings gained in the period, despite both sectors declining in the broader benchmark.
In aggregate the Fund continues to trade at a sizeable discount to MSCI EAFE, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection. We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Producer Manufacturing, Commercial Services, Health Technology
↑	Positions: Sony Group Corp., Genpact Ltd., Booking Holdings Inc.

Top Detractors
↓	Sectors: Finance, Consumer Non-Durables, Retail Trade
↓	Positions: Greggs PLC, B&M European Value Retail SA, Ferguson Enterprises Inc.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI International Fund	PAGE 1	TSR-SAR-302933304

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	0.08	13.01	5.46
MSCI EAFE® (LOC) Index	4.13	13.26	6.34
MSCI EAFE® (LOC) Value Index	11.98	16.31	6.07
MSCI EAFE® (USD) Index	4.88	11.77	5.40
MSCI EAFE® (USD) Value Index	12.85	14.77	5.06
Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2025)

Net Assets	$4,438,356,854
Number of Holdings	41
Portfolio Turnover	8%
Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2025)

Top 10 Issuers
Sony Group Corp.	5.1%
Booking Holdings, Inc.	4.6%
Unilever PLC	4.6%
Ferguson Enterprises, Inc.	4.5%
Roche Holding AG	4.2%
Sodexo SA	4.2%
Coca-Cola Europacific Partners PLC	4.0%
Weir Group PLC	3.9%
Rexel SA	3.8%
Koninklijke Philips NV	3.8%
Geographic Breakdown
Sector Breakdown

Consumer Non-Durables (13.2%)
Finance (11.1%)
Distribution Services (10.7%)
Health Technology (10.3%)
Producer Manufacturing (9.2%)
Consumer Services (8.8%)
Electronic Technology (8.5%)
Commercial Services (4.8%)
Consumer Durables (4.4%)
Cash & Other (19.0%)

FMI International Fund	PAGE 2	TSR-SAR-302933304

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/international-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI International Fund	PAGE 3	TSR-SAR-302933304

FMI International Fund
Institutional Class | FMIYX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the FMI International Fund for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.fmimgt.com/international-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$39	0.79%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2025, the FMI International Fund Institutional Class (“The Fund”) fell by 3.68%, compared with the MSCI EAFE Index’s gain of 2.25% in local currency and decline of 1.81% in U.S. Dollars. The Fund’s passive currency hedge was a tailwind, helping performance during the period, albeit a negative contributor since the beginning of the year. After international stocks came under pressure in the fourth quarter of 2024, a U.S. fallout with Ukraine helped catalyze new defense spending and stimulus plans in Europe, sparking a rally in the first quarter of 2025. Value outperformed growth over the period but skewed more toward lower quality. Finance was the top performing sector over the semi-annual period, and the MSCI EAFE has a very large weighting in levered financials (majority in banks), at ~25% of the index. FMI is typically underweight financials (currently less than half the weight of the benchmark), and banks in particular, given their high leverage, opaque balance sheets, and low margins. Defense stocks have also been among the top-performing themes in Europe (up almost 70% in the first quarter after defense spending announcements). FMI’s exposure to defense has been fairly limited, with concerns around business quality (reliance on government spending), growth prospects, and valuation. FMI’s Producer Manufacturing and Commercial Services holdings gained in the period, despite both sectors declining in the broader benchmark.
In aggregate the Fund continues to trade at a sizeable discount to MSCI EAFE, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection. We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Producer Manufacturing, Commercial Services, Health Technology
↑	Positions: Sony Group Corp., Genpact Ltd., Booking Holdings Inc.

Top Detractors
↓	Sectors: Finance, Consumer Non-Durables, Retail Trade
↓	Positions: Greggs PLC, B&M European Value Retail SA, Ferguson Enterprises Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI International Fund	PAGE 1	TSR-SAR-302933700

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/31/2016)
Institutional Class	0.25	13.16	6.30
MSCI EAFE® (LOC) Index	4.13	13.26	8.29
MSCI EAFE® (LOC) Value Index	11.98	16.31	8.23
MSCI EAFE® (USD) Index	4.88	11.77	7.20
MSCI EAFE® (USD) Value Index	12.85	14.77	7.13
Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2025)

Net Assets	$4,438,356,854
Number of Holdings	41
Portfolio Turnover	8%
Visit https://www.fmimgt.com/international-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2025)

Top 10 Issuers
Sony Group Corp.	5.1%
Booking Holdings, Inc.	4.6%
Unilever PLC	4.6%
Ferguson Enterprises, Inc.	4.5%
Roche Holding AG	4.2%
Sodexo SA	4.2%
Coca-Cola Europacific Partners PLC	4.0%
Weir Group PLC	3.9%
Rexel SA	3.8%
Koninklijke Philips NV	3.8%
Geographic Breakdown
Sector Breakdown
FMI International Fund	PAGE 2	TSR-SAR-302933700

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/international-fund/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI International Fund	PAGE 3	TSR-SAR-302933700

FMI International Fund II - Currency Unhedged
Institutional Class | FMIFX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the FMI International Fund II - Currency Unhedged for the period of October 1, 2024, to March 31, 2025. You can find additional information about the Fund at https://www.fmimgt.com/international-fund-2/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$43	0.90%
*	Annualized
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
Over the past 6 months ending March 31, 2025, the FMI International Fund II – Currency Unhedged Institutional Class fell by 6.54%, compared with the MSCI EAFE Index’s decline of 1.81% in U.S. Dollars. After international stocks came under pressure in the fourth quarter of 2024, a U.S. fallout with Ukraine helped catalyze new defense spending and stimulus plans in Europe, sparking a rally in the first quarter of 2025. Value outperformed growth over the period but skewed more toward lower quality. Finance was the top performing sector over the semi-annual period, and the MSCI EAFE has a very large weighting in levered financials (majority in banks), at ~25% of the index. FMI is typically underweight financials (currently less than half the weight of the benchmark), and banks in particular, given their high leverage, opaque balance sheets, and low margins. Defense stocks have also been among the top-performing themes in Europe (up almost 70% in the first quarter after defense spending announcements). FMI’s exposure to defense has been fairly limited, with concerns around business quality (reliance on government spending), growth prospects, and valuation. FMI’s Producer Manufacturing and Commercial Services holdings gained in the period, despite both sectors declining in the broader benchmark.
In aggregate the Fund continues to trade at a sizeable discount to MSCI EAFE, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection. We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Producer Manufacturing, Commercial Services, Health Technology
↑	Positions: Sony Group Corp., Genpact Ltd., Booking Holdings Inc.

Top Detractors
↓	Sectors: Finance, Consumer Non-Durables, Retail Trade
↓	Positions: Greggs PLC, B&M European Value Retail SA, Ferguson Enterprises Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI International Fund II - Currency Unhedged	PAGE 1	TSR-SAR-302933809

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (12/31/2019)
Institutional Class	-0.19	10.77	3.20
MSCI EAFE® (USD) Index	4.88	11.77	5.83
MSCI EAFE® (USD) Value Index	12.85	14.77	7.05
Visit https://www.fmimgt.com/international-fund-2/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2025)

Net Assets	$64,204,632
Number of Holdings	34
Portfolio Turnover	9%
Visit https://www.fmimgt.com/international-fund-2/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2025)

Top 10 Issuers
Sony Group Corp.	5.1%
Unilever PLC	4.6%
Booking Holdings, Inc.	4.6%
Ferguson Enterprises, Inc.	4.5%
Roche Holding AG	4.2%
Sodexo SA	4.2%
Coca-Cola Europacific Partners PLC	3.9%
Weir Group PLC	3.9%
Rexel SA	3.8%
Koninklijke Philips NV	3.8%
Geographic Breakdown
Sector Breakdown

Consumer Non-Durables (13.2%)
Finance (11.2%)
Distribution Services (10.7%)
Health Technology (10.3%)
Producer Manufacturing (9.2%)
Consumer Services (8.7%)
Electronic Technology (8.5%)
Commercial Services (4.9%)
Consumer Durables (4.4%)
Cash & Other (18.9%)

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/international-fund-2/.
FMI International Fund II - Currency Unhedged	PAGE 2	TSR-SAR-302933809

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI International Fund II - Currency Unhedged	PAGE 3	TSR-SAR-302933809

FMI Global Fund
Institutional Class | FMIGX
Semi-Annual Shareholder Report | March 31, 2025
This semi-annual shareholder report contains important information about the FMI Global Fund for the period of December 31, 2024 (inception date), to March 31, 2025. You can find additional information about the Fund at https://www.fmimgt.com/global-fund/. You can also request this information by contacting us at 1-800-811-5311.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment**	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$22	0.90%
*	Annualized
**	Amount shown reflects the expenses of the FMI Global Fund from its December 31, 2024 inception date through March 31, 2025. Expenses would be higher if the Fund had been in operation for the full period.
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
With the Fund’s inception on December 31, 2024, the Semi-Annual period represents only the   3 months ending March 31, 2025.   During this period the FMI Global Fund was flat (0.00%), compared with the MSCI World Index’s decline of 1.79% in U.S. Dollars. In the U.S. the top-performing themes in 2024 all came under pressure in the first quarter of 2025. Constantly changing trade policies and newfound skepticism around the artificial intelligence (AI) boom helped fuel a U.S. pullback. Amidst heightened uncertainty, consumer confidence fell to a 12-year low, as concerns about inflation and recession risks took a toll. Conversely in Europe, a U.S. fallout with Ukraine helped catalyze new defense spending and stimulus plans, sparking a rally in international stocks. Value outperformed growth significantly in the quarter after a tough stretch in recent years. Stock selection and the Fund’s differentiated sector weightings were additive to performance.
The Fund trades at a sizeable discount to MSCI World, while investing in quality businesses with solid balance sheets. FMI has successfully executed a disciplined value-oriented process for over 45 years, striving to generate strong absolute returns through a full cycle, with a key focus on downside protection. We believe increased market volatility can create opportunities.

Top Contributors
↑	Sectors: Electronic Technology, Commercial Services, Consumer Durables
↑	Positions: Sony Group Corp., Genpact Ltd., Berkshire Hathaway Inc. Cl. B

Top Detractors
↓	Sectors: Consumer Non-Durables, Consumer Services, Retail Trade
↓	Positions: Sodexo SA, Greggs PLC, B&M European Value Retail SA
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
FMI Global Fund	PAGE 1	TSR-SAR-302933874

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AVERAGE ANNUAL TOTAL RETURN (%)

Since Inception (12/31/2024)
Institutional Class	0.00
MSCI World® (USD) Index	-1.79
MSCI ACWI® (USD) Index	-1.32
Visit https://www.fmimgt.com/global-fund/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (presented for the Fund as a whole as of  March 31, 2025)

Net Assets	$9,722,585
Number of Holdings	34
Portfolio Turnover	5%
Visit https://www.fmimgt.com/global-fund/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (% of total investments as of March 31, 2025)

Top 10 Issuers
Charles Schwab Corp.	4.7%
Sony Group Corp.	4.4%
Berkshire Hathaway, Inc.	4.1%
Weir Group PLC	4.0%
Ferguson Enterprises, Inc.	3.9%
UnitedHealth Group, Inc.	3.9%
Booking Holdings, Inc.	3.8%
Sodexo SA	3.6%
Coca-Cola Europacific Partners PLC	3.5%
Unilever PLC	3.5%
Geographic Breakdown
Sector Breakdown

- Finance (17.3%)
- Consumer Non-Durables (11.0%)
- Producer Manufacturing (9.9%)
- Distribution Services (8.9%)
- Health Technology (8.2%)
- Consumer Services (7.4%)
- Retail Trade (6.8%)
- Health Services (6.6%)
- Electronic Technology (5.9%)
- Cash & Other (18.0%)

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.fmimgt.com/global-fund/.
FMI Global Fund	PAGE 2	TSR-SAR-302933874

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-811-5311, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
FMI Global Fund	PAGE 3	TSR-SAR-302933874

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Core Financial Statements and
Other Information
March 31, 2025
FMI Common Stock Fund
Investor Class (Ticker Symbol: FMIMX)
Institutional Class (Ticker Symbol: FMIUX)
FMI Large Cap Fund
Investor Class (Ticker Symbol: FMIHX)
Institutional Class (Ticker Symbol: FMIQX)
FMI International Fund
Investor Class (Ticker Symbol: FMIJX)
Institutional Class (Ticker Symbol: FMIYX)
FMI International Fund II – Currency Unhedged
Investor Class (Not Available For Purchase)
Institutional Class (Ticker Symbol: FMIFX)
FMI Global Fund
Investor Class (Not Available For Purchase)
Institutional Class (Ticker Symbol: FMIGX)

FMI Funds, Inc.

FMI Common Stock Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.6%
Commercial Services Sector — 8.6%
Miscellaneous Commercial Services — 5.1%
Genpact Ltd.	2,180,000	$109,828,400
Personnel Services — 3.5%
Robert Half, Inc.	1,355,000	73,915,250
Total Commercial Services Sector		183,743,650
Consumer Durables Sector — 2.4%
Recreational Products — 2.4%
Hayward Holdings, Inc.(a)	3,725,000	51,852,000
Consumer Non-Durables Sector — 4.0%
Apparel/Footwear — 4.0%
Skechers USA, Inc. - Class A(a)	1,495,000	84,886,100
Consumer Services Sector — 9.2%
Other Consumer Services — 4.2%
Valvoline, Inc.(a)	2,550,000	88,765,500
Restaurants — 5.0%
Aramark	3,075,000	106,149,000
Total Consumer Services Sector		194,914,500
Distribution Services Sector — 13.2%
Electronics Distributors — 4.0%
Arrow Electronics, Inc.(a)	815,000	84,621,450
Medical Distributors — 4.2%
Henry Schein, Inc.(a)	1,315,000	90,064,350
Wholesale Distributors — 5.0%
Applied Industrial Technologies, Inc.	130,000	29,294,200
Core & Main, Inc. - Class A(a)	1,575,000	76,088,250
		105,382,450
Total Distribution Services Sector		280,068,250
Electronic Technology Sector — 7.2%
Electronic Components — 2.9%
nVent Electric PLC	1,175,000	61,593,500
Electronic Production Equipment — 4.3%
CTS Corp.	655,000	27,215,250
Plexus Corp.(a)	505,000	64,705,650
		91,920,900
Total Electronic Technology Sector		153,514,400

The accompanying notes are an integral part of these financial statements.

FMI Common Stock Fund
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 95.6% (Continued)
Finance Sector — 20.2%
Finance/Rental/Leasing — 7.1%
FirstCash Holdings, Inc.	690,000	$83,020,800
OneMain Holdings, Inc.	1,400,000	68,432,000
		151,452,800
Investment Banks/Brokers — 3.0%
Houlihan Lokey, Inc. - Class A	395,000	63,792,500
Life/Health Insurance — 3.7%
Primerica, Inc.	275,000	78,245,750
Major Banks — 3.0%
Zions Bancorp NA	1,265,000	63,072,900
Multi-Line Insurance — 3.4%
White Mountains Insurance Group Ltd.	38,000	73,180,780
Total Finance Sector		429,744,730
Process Industries Sector — 3.0%
Containers/Packaging — 3.0%
AptarGroup, Inc.	425,000	63,061,500
Producer Manufacturing Sector — 19.4%
Auto Parts: OEM — 4.2%
Donaldson Co., Inc.	1,320,000	88,519,200
Building Products — 9.5%
Carlisle Cos., Inc.	137,000	46,648,500
Fortune Brands Innovations, Inc.	1,265,000	77,013,200
Simpson Manufacturing Co., Inc.	505,000	79,325,400
		202,987,100
Industrial Machinery — 5.7%
Gates Industrial Corp. PLC(a)	4,050,000	74,560,500
Timken Co.	640,000	45,996,800
		120,557,300
Total Producer Manufacturing Sector		412,063,600
Retail Trade Sector — 4.7%
Specialty Stores — 4.7%
BJ’s Wholesale Club Holdings, Inc.(a)	880,000	100,408,000
Technology Services Sector — 3.7%
Information Technology Services — 3.7%
Insight Enterprises, Inc.(a)	525,000	78,744,750
TOTAL COMMON STOCKS (Cost $1,586,110,100)		2,033,001,480

The accompanying notes are an integral part of these financial statements.

FMI Common Stock Fund
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS — 4.5%
Money Market Funds — 4.5%
First American Treasury Obligations Fund - Class X, 4.26%(b)	96,790,626	$96,790,626
TOTAL SHORT-TERM INVESTMENTS (Cost $96,790,626)		96,790,626
TOTAL INVESTMENTS — 100.1% (Cost $1,682,900,726)		2,129,792,106
Liabilities in Excess of Other Assets — (0.1)%		(1,664,897)
TOTAL NET ASSETS — 100.0%		$2,128,127,209

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

FMI Common Stock Fund
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)
Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)
FMI Common Stock Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,033,001,480	$—	$—	$2,033,001,480
Money Market Funds	96,790,626	—	—	96,790,626
Total Investments	$2,129,792,106	$—	$—	$2,129,792,106

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.8%
Consumer Durables Sector — 2.0%
Tools & Hardware — 2.0%
Allegion PLC	225,000	$29,353,500
Consumer Non-Durables Sector — 3.7%
Household/Personal Care — 3.7%
Unilever PLC - ADR	895,000	53,297,250
Consumer Services Sector — 9.7%
Other Consumer Services — 5.1%
Booking Holdings, Inc.	16,000	73,710,560
Restaurants — 4.6%
Aramark	1,890,000	65,242,800
Total Consumer Services Sector		138,953,360
Distribution Services Sector — 7.8%
Food Distributors — 3.3%
Sysco Corp.	635,000	47,650,400
Wholesale Distributors — 4.5%
Ferguson Enterprises, Inc.	400,000	64,092,000
Total Distribution Services Sector		111,742,400
Electronic Technology Sector — 6.7%
Computer Processing Hardware — 4.5%
Sony Group Corp. - ADR	2,525,000	64,109,750
Semiconductors — 2.2%
Microchip Technology, Inc.	650,000	31,466,500
Total Electronic Technology Sector		95,576,250
Finance Sector — 18.3%
Investment Banks/Brokers — 6.4%
Charles Schwab Corp.	1,175,000	91,979,000
Investment Managers — 1.5%
Blackrock, Inc.	22,000	20,822,560
Multi-Line Insurance — 4.3%
Progressive Corp.	220,000	62,262,200
Property/Casualty Insurance — 6.1%
Berkshire Hathaway, Inc. - Class B(a)	165,000	87,875,700
Total Finance Sector		262,939,460

The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.8% (Continued)
Health Services Sector — 10.7%
Managed Health Care — 4.3%
UnitedHealth Group, Inc.	118,000	$61,802,500
Medical/Nursing Services — 2.6%
Fresenius Medical Care AG - ADR	1,525,000	37,972,500
Services to the Health Industry — 3.8%
Quest Diagnostics Inc.	320,000	54,144,000
Total Health Services Sector		153,919,000
Health Technology Sector — 5.2%
Medical Specialties — 5.2%
Koninklijke Philips NV(a)	1,900,000	48,260,000
Smith & Nephew PLC - ADR	955,000	27,093,350
		75,353,350
Total Health Technology Sector		75,353,350
Industrial Services Sector — 2.3%
Contract Drilling — 2.3%
Schlumberger NV	800,000	33,440,000
Process Industries Sector — 4.1%
Containers/Packaging — 4.1%
Avery Dennison Corp.	330,000	58,730,100
Producer Manufacturing Sector — 9.8%
Building Products — 5.7%
Carlisle Cos., Inc.	75,000	25,537,500
Masco Corp.	810,000	56,327,400
		81,864,900
Industrial Machinery — 4.1%
Carrier Global Corp.	925,000	58,645,000
Total Producer Manufacturing Sector		140,509,900
Retail Trade Sector — 8.5%
Discount Stores — 1.9%
Dollar Tree, Inc.(a)	365,000	27,400,550
Specialty Stores — 6.6%
CarMax, Inc.(a)	670,000	52,206,400
O’Reilly Automotive, Inc.(a)	30,000	42,977,400
		95,183,800
Total Retail Trade Sector		122,584,350

The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 97.8% (Continued)
Technology Services Sector — 5.8%
Information Technology Services — 2.1%
CDW Corp.	185,000	$29,648,100
Internet Software/Services — 3.7%
Alphabet, Inc. - Class A	345,000	53,350,800
Total Technology Services Sector		82,998,900
Transportation Sector — 3.2%
Railroads — 3.2%
CSX Corp.	1,575,000	46,352,250
TOTAL COMMON STOCKS (Cost $998,123,254)		1,405,750,070
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 2.2%
First American Treasury Obligations Fund - Class X, 4.26%(b)	31,369,084	31,369,084
TOTAL SHORT-TERM INVESTMENTS (Cost $31,369,084)		31,369,084
TOTAL INVESTMENTS — 100.0% (Cost $1,029,492,338)		1,437,119,154
Other Assets in Excess of Liabilities — 0.0%(c)		270,626
TOTAL NET ASSETS — 100.0%		$1,437,389,780

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)
Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)
FMI Large Cap Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,405,750,070	$—	$—	$1,405,750,070
Money Market Funds	31,369,084	—	—	31,369,084
Total Investments	$1,437,119,154	$—	$—	$1,437,119,154

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

FMI International Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.4%
Bermuda — 3.1%
Miscellaneous Commercial Services — 3.1%
Genpact Ltd.	2,750,000	$138,545,000
Britain — 33.4%(a)
Beverages: Alcoholic — 2.5%
Diageo PLC	4,180,000	109,234,970
Beverages: Non-Alcoholic — 3.9%
Coca-Cola Europacific Partners PLC	2,000,000	174,060,000
Electrical Products — 2.5%
Smiths Group PLC	4,475,000	112,291,655
Electronics/Appliances — 2.1%
Howden Joinery Group PLC	10,100,000	94,458,484
Finance/Rental/Leasing — 3.1%
Ashtead Group PLC	2,550,000	137,870,908
Food: Specialty/Candy — 2.2%
Greggs PLC	4,265,000	96,275,910
Household/Personal Care — 4.6%
Unilever PLC	3,375,000	201,377,322
Internet Software/Services — 3.2%
Informa PLC	14,100,000	141,379,994
Major Banks — 3.2%
Lloyds Banking Group PLC	150,600,000	141,250,871
Medical Specialties — 2.3%
Smith & Nephew PLC	7,320,000	102,938,325
Trucks/Construction/Farm Machinery — 3.8%
Weir Group PLC	5,600,000	169,173,009
Total Britain		1,480,311,448
Curacao — 2.4%
Contract Drilling — 2.4%
Schlumberger NV	2,585,000	108,053,000
France — 11.6%
Aerospace & Defense — 1.1%
Safran SA	190,000	50,024,004
Regional Banks — 2.5%
Edenred SE	3,400,000	110,488,390

The accompanying notes are an integral part of these financial statements.

FMI International Fund
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.4% (Continued)
France — 11.6% (Continued)
Restaurants — 4.2%
Sodexo SA	2,865,000	$184,017,257
Wholesale Distributors — 3.8%
Rexel SA	6,250,000	168,443,883
Total France		512,973,534
Germany — 5.4%
Industrial Machinery — 2.8%
Siemens AG	535,000	123,556,638
Medical/Nursing Services — 2.6%
Fresenius Medical Care AG	2,350,000	116,936,342
Total Germany		240,492,980
Hong Kong — 2.2%
Tools & Hardware — 2.2%
Techtronic Industries Co. Ltd.	8,280,000	99,229,796
Ireland — 4.5%
Airlines — 2.8%
Ryanair Holdings PLC - ADR	3,000,000	127,110,000
Miscellaneous Commercial Services — 1.7%
ICON PLC(b)	425,000	74,370,750
Total Ireland		201,480,750
Japan — 9.1%
Chemicals: Specialty — 2.3%
NOF Corp.	7,500,000	101,926,794
Computer Processing Hardware — 5.0%
Sony Group Corp.	8,800,000	222,666,457
Electronic Equipment/Instruments — 1.8%
Yokogawa Electric Corp.	4,010,000	78,259,159
Total Japan		402,852,410
Luxembourg — 3.2%
Discount Stores — 3.2%
B&M European Value Retail SA	42,400,000	143,223,535
Netherlands — 3.7%
Medical Specialties — 3.7%
Koninklijke Philips NV(b)	6,500,000	165,478,272

The accompanying notes are an integral part of these financial statements.

FMI International Fund
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.4% (Continued)
Singapore — 2.2%
Major Banks — 2.2%
DBS Group Holdings Ltd.	2,800,000	$96,155,720
Switzerland — 6.5%
Medical Distributors — 2.3%
DKSH Holding AG	1,350,000	102,799,172
Pharmaceuticals: Major — 4.2%
Roche Holding AG	560,000	184,311,475
Total Switzerland		287,110,647
United States — 9.1%
Other Consumer Services — 4.6%
Booking Holdings, Inc.	44,000	202,704,040
Wholesale Distributors — 4.5%
Ferguson Enterprises, Inc.	1,240,000	198,685,200
Total United States		401,389,240
TOTAL COMMON STOCKS (Cost $3,674,992,167)		4,277,296,332
PREFERRED STOCKS — 0.5%
South Korea — 0.5%
Telecommunications Equipment — 0.5%
Samsung Electronics Co. Ltd.	692,916	22,427,877
TOTAL PREFERRED STOCKS (Cost $12,392,150)		22,427,877
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 2.1%
First American Treasury Obligations Fund - Class X, 4.26%(c)	92,114,533	92,114,533
TOTAL SHORT-TERM INVESTMENTS (Cost $92,114,533)		92,114,533
TOTAL INVESTMENTS — 99.0% (Cost $3,779,498,850)		4,391,838,742
Money Market Deposit Account — 0.0%(d)(e)		326,921
Other Assets in Excess of Liabilities — 1.0%		46,191,191
TOTAL NET ASSETS — 100.0%		$4,438,356,854

The accompanying notes are an integral part of these financial statements.

FMI International Fund
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.11%. This MMDA is held as collateral for certain forward currency contracts.

(e)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

FMI International Fund
Schedule of Forward Currency Contracts
March 31, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNY Mellon Capital Markets LLC	07/18/2025	USD	1,070,881,500	EUR	975,000,000	$10,048,244
BNY Mellon Capital Markets LLC	07/18/2025	USD	362,169,051	JPY	53,000,000,000	4,515,449
J.P. Morgan Securities, Inc.	07/18/2025	USD	281,463,611	CHF	245,000,000	939,306
J.P. Morgan Securities, Inc.	07/18/2025	USD	96,718,035	HKD	750,000,000	116,042
J.P. Morgan Securities, Inc.	07/18/2025	USD	86,884,255	SGD	115,000,000	803,794
State Street Bank & Trust Co.	07/18/2025	USD	1,325,386,500	GBP	1,025,000,000	1,528,973
State Street Bank & Trust Co.	07/18/2025	USD	88,559,864	KRW	128,000,000,000	1,109,055
Net Unrealized Appreciation (Depreciation)						$19,060,863

CHF - Swiss Franc
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
JPY - Japanese Yen
KRW - South Korean Won
SGD - Singapore Dollar
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

FMI International Fund
Schedule of Investments
March 31, 2025 (Unaudited)
Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)
FMI International Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,207,545,247	$3,069,751,085	$—	$4,277,296,332
Preferred Stocks	—	22,427,877	—	22,427,877
Money Market Funds	92,114,533	—	—	92,114,533
Total Investments	$1,299,659,780	$3,092,178,962	$—	$4,391,838,742
Other Financial Instruments:
Forwards*	$—	$19,060,863	$—	$19,060,863
Total Other Financial Instruments	$—	$19,060,863	$—	$19,060,863

*	The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of March 31, 2025.
Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.6%
Bermuda — 3.1%
Miscellaneous Commercial Services — 3.1%
Genpact Ltd.	39,800	$2,005,124
Britain — 33.6%(a)
Beverages: Alcoholic — 2.5%
Diageo PLC	61,000	1,594,099
Beverages: Non-Alcoholic — 3.9%
Coca-Cola Europacific Partners PLC	28,600	2,489,058
Electrical Products — 2.5%
Smiths Group PLC	64,800	1,626,033
Electronics/Appliances — 2.1%
Howden Joinery Group PLC	146,000	1,365,439
Finance/Rental/Leasing — 3.3%
Ashtead Group PLC	39,000	2,108,614
Food: Specialty/Candy — 2.1%
Greggs PLC	61,025	1,377,547
Household/Personal Care — 4.6%
Unilever PLC	49,300	2,941,601
Internet Software/Services — 3.2%
Informa PLC	205,000	2,055,525
Major Banks — 3.2%
Lloyds Banking Group PLC	2,200,000	2,063,426
Medical Specialties — 2.3%
Smith & Nephew PLC	106,000	1,490,637
Trucks/Construction/Farm Machinery — 3.9%
Weir Group PLC	82,000	2,477,176
Total Britain		21,589,155
Curacao — 2.4%
Contract Drilling — 2.4%
Schlumberger NV	37,000	1,546,600
France — 11.7%
Aerospace & Defense — 1.2%
Safran SA	2,800	737,196
Regional Banks — 2.5%
Edenred SE	50,000	1,624,829
Restaurants — 4.2%
Sodexo SA	41,500	2,665,521

The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.6% (Continued)
France — 11.7% (Continued)
Wholesale Distributors — 3.8%
Rexel SA	91,000	$2,452,543
Total France		7,480,089
Germany— 5.4%
Industrial Machinery — 2.8%
Siemens AG	7,700	1,778,292
Medical/Nursing Services — 2.6%
Fresenius Medical Care AG	34,000	1,691,845
Total Germany		3,470,137
Hong Kong — 2.2%
Tools & Hardware — 2.2%
Techtronic Industries Co. Ltd.	118,000	1,414,144
Ireland — 4.6%
Airlines — 2.9%
Ryanair Holdings PLC - ADR	43,750	1,853,688
Miscellaneous Commercial Services — 1.7%
ICON PLC(b)	6,300	1,102,437
Total Ireland		2,956,125
Japan — 9.1%
Chemicals: Specialty — 2.3%
NOF Corp.	107,000	1,454,156
Computer Processing Hardware — 5.0%
Sony Group Corp.	128,000	3,238,785
Electronic Equipment/Instruments — 1.8%
Yokogawa Electric Corp.	57,850	1,129,000
Total Japan		5,821,941
Luxembourg — 3.2%
Discount Stores — 3.2%
B&M European Value Retail SA	615,000	2,077,417
Netherlands — 3.7%
Medical Specialties — 3.7%
Koninklijke Philips NV(b)	94,000	2,393,070
Singapore — 2.1%
Major Banks — 2.1%
DBS Group Holdings Ltd.	40,100	1,377,087

The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 96.6% (Continued)
Switzerland — 6.5%
Medical Distributors — 2.3%
DKSH Holding AG	19,700	$1,500,106
Pharmaceuticals: Major — 4.2%
Roche Holding AG	8,100	2,665,934
Total Switzerland		4,166,040
United States — 9.0%
Other Consumer Services — 4.5%
Booking Holdings, Inc.	630	2,902,353
Wholesale Distributors — 4.5%
Ferguson Enterprises, Inc.	17,800	2,852,094
Total United States		5,754,447
TOTAL COMMON STOCKS (Cost $54,038,542)		62,051,376
PREFERRED STOCKS — 0.5%
South Korea — 0.5%
Telecommunications Equipment — 0.5%
Samsung Electronics Co. Ltd.	9,979	322,994
TOTAL PREFERRED STOCKS (Cost $327,998)		322,994
SHORT-TERM INVESTMENTS — 2.2%
Money Market Funds — 2.2%
First American Treasury Obligations Fund - Class X, 4.26%(c)	1,412,562	1,412,562
TOTAL SHORT-TERM INVESTMENTS (Cost $1,412,562)		1,412,562
TOTAL INVESTMENTS — 99.3% (Cost $55,779,102)		63,786,932
Other Assets in Excess of Liabilities — 0.7%		417,700
TOTAL NET ASSETS — 100.0%		$64,204,632

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)
Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)
FMI International Fund II - Currency Unhedged has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$17,416,874	$44,634,502	$—	$62,051,376
Preferred Stocks	—	322,994	—	322,994
Money Market Funds	1,412,562	—	—	1,412,562
Total Investments	$18,829,436	$44,957,496	$—	$63,786,932

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report. See the Fund’s Valuation Policy in Note 2a to the financial statements
The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.8%
Bermuda — 3.1%
Miscellaneous Commercial Services — 3.1%
Genpact Ltd.	5,900	$297,242
Britain — 22.9%
Beverages: Alcoholic — 2.4%
Diageo PLC	8,910	232,843
Beverages: Non-Alcoholic — 3.5%
Coca-Cola Europacific Partners PLC	3,940	342,898
Finance/Rental/Leasing — 3.0%
Ashtead Group PLC	5,325	287,907
Food: Specialty/Candy — 1.6%
Greggs PLC	7,010	158,240
Household/Personal Care — 3.5%
Unilever PLC	5,685	339,209
Internet Software/Services — 3.0%
Informa PLC	29,600	296,798
Medical Specialties — 1.9%
Smith & Nephew PLC	12,815	180,212
Trucks/Construction/Farm Machinery — 4.0%
Weir Group PLC	13,015	393,176
Total Britain		2,231,283
Curacao — 2.4%
Contract Drilling — 2.4%
Schlumberger NV	5,500	229,900
France — 10.4%
Aerospace & Defense — 1.5%
Safran SA	540	142,173
Regional Banks — 2.6%
Edenred SE	7,725	251,036
Restaurants — 3.6%
Sodexo SA	5,435	349,087
Wholesale Distributors — 2.7%
Rexel SA	9,715	261,829
Total France		1,004,125

The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.8% (Continued)
Germany — 2.7%
Medical/Nursing Services — 2.7%
Fresenius Medical Care AG	5,370	$267,212
Ireland — 2.8%
Airlines — 2.8%
Ryanair Holdings PLC - ADR	6,495	275,193
Japan — 4.4%
Computer Processing Hardware — 4.4%
Sony Group Corp.	17,000	430,151
Luxembourg — 2.5%
Discount Stores — 2.5%
B&M European Value Retail SA	72,380	244,493
Netherlands — 3.0%
Medical Specialties — 3.0%
Koninklijke Philips NV(a)	11,700	297,861
Switzerland — 3.3%
Pharmaceuticals: Major — 3.3%
Roche Holding AG	965	317,608
United States — 41.3%(b)
Building Products — 2.9%
Masco Corp.	4,005	278,508
Containers/Packaging — 2.7%
Avery Dennison Corp.	1,500	266,955
Discount Stores — 1.1%
Dollar Tree, Inc.(a)	1,385	103,972
Food Distributors — 2.3%
Sysco Corp.	2,985	223,994
Industrial Machinery — 3.0%
Carrier Global Corp.	4,590	291,006
Internet Software/Services — 2.7%
Alphabet, Inc. - Class A	1,670	258,249
Investment Banks/Brokers — 4.7%
Charles Schwab Corp.	5,820	455,590
Managed Health Care — 3.9%
UnitedHealth Group, Inc.	720	377,100

The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.8% (Continued)
United States — 41.3%(b) (Continued)
Multi-Line Insurance — 3.0%
Progressive Corp.	1,025	$290,085
Other Consumer Services — 3.8%
Booking Holdings, Inc.	80	368,553
Property/Casualty Insurance — 4.1%
Berkshire Hathaway, Inc. - Class B(a)	740	394,109
Specialty Stores — 3.2%
CarMax, Inc.(a)	4,055	315,966
Wholesale Distributors — 3.9%
Ferguson Enterprises, Inc.	2,390	382,951
Total United States		4,007,038
TOTAL COMMON STOCKS (Cost $9,824,393)		9,602,106
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
First American Treasury Obligations Fund - Class X, 4.26%(c)	110,079	110,079
TOTAL SHORT-TERM INVESTMENTS (Cost $110,079)		110,079
TOTAL INVESTMENTS — 99.9% (Cost $9,934,472)		9,712,185
Other Assets in Excess of Liabilities — 0.1%		10,400
TOTAL NET ASSETS — 100.0%		$9,722,585

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Schedule of Investments(Continued)
March 31, 2025 (Unaudited)
Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)
FMI Global Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,501,356	$4,100,750	$—	$9,602,106
Money Market Funds	110,079	—	—	110,079
Total Investments	$5,611,435	$4,100,750	$—	$9,712,185

Refer to the Schedule of Investments for further disaggregation of investment categories.
Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period. See the Fund’s Valuation Policy in Note 2a to the financial statements.
The accompanying notes are an integral part of these financial statements.

FMI Funds, Inc.
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund
ASSETS:
Investments in securities, at value(1)	$2,129,792,106	$1,437,119,154	$4,391,838,742	$63,786,932	$9,712,185
Collateral for forward currency contracts	—	—	326,921	—	—
Restricted cash	—	—	810,000	—	—
Receivable from shareholders for purchases	836,528	194,246	3,956,534	5,152	500
Dividends, interest and other receivables	489,682	2,273,553	21,374,524	334,133	19,347
Receivable for investments sold	—	—	8,252,300	118,845	—
Unrealized appreciation on forward currency contracts	—	—	19,060,863	—	—
Receivable from Advisor, net	—	—	—	—	11,914
Prepaid expenses	56,738	39,644	77,376	17,973	6,287
Total assets	$2,131,175,054	$1,439,626,597	$4,445,697,260	$64,263,035	$9,750,233
LIABILITIES:
Payable to brokers for collateral received	$ —	$ —	$810,000	$ —	$ —
Payable to shareholders for redemptions	1,628,905	1,394,944	3,410,461	665	—
Payable to adviser for management fees	1,270,236	619,951	2,550,944	23,875	—
Payable for custody fees	10,669	8,629	120,816	5,907	—
Payable for professional fees	19,101	19,435	21,011	19,145	11,864
Payable for shareholder servicing fees (Investor Class)	72,917	127,254	160,908	—	—
Payable for registration fees	—	—	—	—	6,786
Payable for board of Directors fees	4,279	4,279	4,279	4,279	7,929
Other liabilities	41,738	62,325	261,987	4,532	1,069
Total liabilities	3,047,845	2,236,817	7,340,406	58,403	27,648
Net assets	$2,128,127,209	$1,437,389,780	$4,438,356,854	$64,204,632	$9,722,585

The accompanying notes to financial statements are an integral part of these statements.

FMI Funds, Inc.
STATEMENTS OF ASSETS AND LIABILITIES(Continued)
March 31, 2025 (Unaudited)

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund
NET ASSETS:
Capital stock	$1,553,864,601	$942,750,478	$3,835,911,300	$56,042,251	$9,931,865
Total distributable earnings/ (accumulated deficit)	574,262,608	494,639,302	602,445,554	8,162,381	(209,280)
Net assets	$2,128,127,209	$1,437,389,780	$4,438,356,854	$64,204,632	$9,722,585
CALCULATION OF NET ASSET VALUE PER SHARE:
Investor Class Shares:
Net assets	$725,290,236	$823,590,365	$1,127,525,018	$—	$—
Shares outstanding	20,328,565	56,015,727	31,448,182	—	—
Shares authorized ($0.0001 par value)	300,000,000	300,000,000	300,000,000	—	—
Net asset value, offering and redemption price per share	$35.68	$14.70	$35.85	$—	$—
Institutional Class Shares:
Net assets	$1,402,836,973	$613,799,415	$3,310,831,836	$64,204,632	$9,722,585
Shares outstanding	39,251,523	41,891,192	91,794,336	3,023,870	486,157
Shares authorized ($0.0001 par value)	300,000,000	300,000,000	300,000,000	300,000,000	300,000,000
Net asset value, offering and redemption price per share	$35.74	$14.65	$36.07	$21.23	$20.00
(1)Identified cost of investments	$1,682,900,726	$1,029,492,338	$3,779,498,850	$55,779,102	$9,934,472

The accompanying notes to financial statements are an integral part of these statements.

FMI Funds, Inc.
STATEMENTS OF OPERATIONS
For the Six Month Period Ended March 31, 2025 (Unaudited)

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund(2)
INCOME:
Dividends(1)	$11,400,182	$10,170,728	$52,389,962	$768,313	$33,438
Interest	3,326,496	689,014	1,382,362	23,350	2,874
Total income	14,726,678	10,859,742	53,772,324	791,663	36,312
EXPENSES:
Management fees (Note 3)	8,799,301	5,043,761	16,909,420	254,011	10,521
Shareholder servicing fees (Investor Class)	444,818	617,561	854,112	—	—
Administration and accounting services	215,229	164,761	461,446	15,588	622
Printing and postage expense	55,381	48,220	355,539	2,742	1,327
Custodian fees	36,538	27,202	280,329	11,857	437
Registration fees	82,514	36,325	68,596	17,729	8,707
Transfer agent fees	47,771	33,904	57,027	8,973	374
Board of Directors fees	45,279	45,279	45,279	45,279	21,429
Professional fees	21,339	22,858	24,413	22,017	12,712
Compliance fees	36,325	28,399	62,621	12,001	5,043
Interest expense (Note 5)	—	—	18,568	70	—
Other expenses	16,149	14,559	35,105	3,969	2,918
Total expenses before reimbursement	9,800,644	6,082,829	19,172,455	394,236	64,090
Less expenses reimbursed by adviser (Note 3)	—	—	—	(89,422)	(50,563)
Net expenses	9,800,644	6,082,829	19,172,455	304,814	13,527
NET INVESTMENT INCOME (LOSS)	$4,926,034	$4,776,913	$34,599,869	$486,849	$22,785

The accompanying notes to financial statements are an integral part of these statements.

FMI Funds, Inc.
STATEMENTS OF OPERATIONS(Continued)
For the Six Month Period Ended March 31, 2025 (Unaudited)

	FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund(2)
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
Securities	$135,593,974	$120,927,285	$204,916,245	$2,363,969	$(4,040)
Forward currency contracts	—	—	4,957,407	—	—
Foreign currency transactions	—	—	22,816,160	(2,900)	(5,724)
NET REALIZED GAIN (LOSS) ON INVESTMENTS	135,593,974	120,927,285	232,689,812	2,361,069	(9,764)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS:
Securities	(235,289,566)	(174,509,855)	(563,783,235)	(7,521,155)	(222,287)
Forward currency contracts	—	—	119,929,727	—	—
Foreign currency translations	—	—	(337,170)	(5,768)	(14)
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS	(235,289,566)	(174,509,855)	(444,190,678)	(7,526,923)	(222,301)
NET GAIN (LOSS) ON INVESTMENTS	(99,695,592)	(53,582,570)	(211,500,866)	(5,165,854)	(232,065)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(94,769,558)	$(48,805,657)	$(176,900,997)	$(4,679,005)	$(209,280)
(1) Net withholding taxes	$—	$(10,217)	$(5,126,832)	$(75,318)	$(2,103)
(2) For the Period from December 31, 2024 (Inception Date) to March 31, 2025 (Unaudited).

The accompanying notes to financial statements are an integral part of these statements.

FMI Common Stock Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended March 31, 2025 (Unaudited) and For the Year Ended September 30, 2024

	2025	2024
OPERATIONS:
Net investment income (loss)	$4,926,034	$6,684,718
Net realized gain (loss) on investments	135,593,974	34,456,222
Net change in unrealized appreciation/depreciation on investments	(235,289,566)	364,982,186
Net increase (decrease) in net assets from operations	(94,769,558)	406,123,126
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investor Class	(14,938,086)	(17,421,723)
Institutional Class	(30,352,539)	(31,829,156)
Total distributions (Note 7)	(45,290,625)	(49,250,879)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	75,427,317	379,506,796
TOTAL INCREASE (DECREASE)	(64,632,866)	736,379,043
NET ASSETS AT THE BEGINNING OF THE PERIOD	2,192,760,075	1,456,381,032
NET ASSETS AT THE END OF THE PERIOD	$2,128,127,209	$2,192,760,075
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 9)	1,948,168	11,174,867

The accompanying notes to financial statements are an integral part of these statements.

FMI Large Cap Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended March 31, 2025 (Unaudited) and For the Year Ended September 30, 2024

	2025	2024
OPERATIONS:
Net investment income (loss)	$4,776,913	$10,288,321
Net realized gain (loss) on investments	120,927,285	183,372,808
Net change in unrealized appreciation/depreciation on investments	(174,509,855)	234,942,978
Net increase (decrease) in net assets from operations	(48,805,657)	428,604,107
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investor Class	(102,399,147)	(94,753,313)
Institutional Class	(77,969,199)	(67,059,663)
Total distributions (Note 7)	(180,368,346)	(161,812,976)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	(557,315)	(218,075,189)
TOTAL INCREASE (DECREASE)	(229,731,318)	48,715,942
NET ASSETS AT THE BEGINNING OF THE PERIOD	1,667,121,098	1,618,405,156
NET ASSETS AT THE END OF THE PERIOD	$1,437,389,780	$1,667,121,098
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 9)	708,284	(13,611,711)

The accompanying notes to financial statements are an integral part of these statements.

FMI International Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended March 31, 2025 (Unaudited) and For the Year Ended September 30, 2024

	2025	2024
OPERATIONS:
Net investment income (loss)	$34,599,869	$101,196,109
Net realized gain (loss) on investments	232,689,812	249,556,313
Net change in unrealized appreciation/depreciation on investments	(444,190,678)	368,707,488
Net increase (decrease) in net assets from operations	(176,900,997)	719,459,910
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investor Class	—	—
Institutional Class	—	—
Total distributions (Note 7)	—	—
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	(375,794,857)	186,023,338
TOTAL INCREASE (DECREASE)	(552,695,854)	905,483,248
NET ASSETS AT THE BEGINNING OF THE PERIOD	4,991,052,708	4,085,569,460
NET ASSETS AT THE END OF THE PERIOD	$4,438,356,854	$4,991,052,708
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 9)	(10,216,426)	5,774,221

The accompanying notes to financial statements are an integral part of these statements.

FMI International Fund II - Currency Unhedged
STATEMENTS OF CHANGES IN NET ASSETS
For the Six Month Period Ended March 31, 2025 (Unaudited) and For the Year Ended September 30, 2024

	2025	2024
OPERATIONS:
Net investment income (loss)	$486,849	$1,526,447
Net realized gain (loss) on investments	2,361,069	2,652,093
Net change in unrealized appreciation/depreciation on investments	(7,526,923)	10,295,241
Net increase (decrease) in net assets from operations	(4,679,005)	14,473,781
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Institutional Class	(1,502,349)	(1,165,736)
Total distributions (Note 7)	(1,502,349)	(1,165,736)
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	(2,323,883)	(11,786,587)
TOTAL INCREASE (DECREASE)	(8,505,237)	1,521,458
NET ASSETS AT THE BEGINNING OF THE PERIOD	72,709,869	71,188,411
NET ASSETS AT THE END OF THE PERIOD	$64,204,632	$72,709,869
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 9)	(104,412)	(519,814)

The accompanying notes to financial statements are an integral part of these statements.

FMI Global Fund
STATEMENTS OF CHANGES IN NET ASSETS
For the Period from December 31, 2024 (Inception date) to March 31, 2024 (Unaudited)

For the Period from December 31, 2024(1) to March 31, 2025
OPERATIONS:
Net investment income (loss)	$22,785
Net realized gain (loss) on investments	(9,764)
Net change in unrealized appreciation/depreciation on investments	(222,301)
Net increase (decrease) in net assets from operations	(209,280)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Institutional Class	—
Total distributions (Note 7)	—
FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets derived from Fund share activities (Note 8)	9,931,865
TOTAL INCREASE (DECREASE)	9,722,585
NET ASSETS AT THE BEGINNING OF THE PERIOD	—
NET ASSETS AT THE END OF THE PERIOD	$9,722,585
FUND SHARE TRANSACTIONS:
Net increase (decrease) in shares outstanding (Note 9)	486,157

(1)Inception date.
The accompanying notes to financial statements are an integral part of these statements.

FMI Common Stock Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Investor Class
	(Unaudited) For the Six Month Period Ended March 31, 2025	Years Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$37.99	$31.31	$26.72	$33.23	$22.25	$26.39
Income from investment operations:
Net investment income (loss)(1)	0.07	0.09	0.11	0.03	0.08	0.17
Net realized and unrealized gain (loss) on investments	(1.64)	7.56	6.35	(2.57)	11.11	(3.02)
Total from investment operations	(1.57)	7.65	6.46	(2.54)	11.19	(2.85)
Less distributions:
Distributions from net investment income	(0.08)	(0.09)	(0.04)	(0.11)	(0.21)	(0.11)
Distributions from net realized gains	(0.66)	(0.88)	(1.83)	(3.86)	—	(1.18)
Total from distributions	(0.74)	(0.97)	(1.87)	(3.97)	(0.21)	(1.29)
Net asset value, end of period	$35.68	$37.99	$31.31	$26.72	$33.23	$22.25
TOTAL RETURN	(4.20)%(2)	24.71%	25.08%	(9.10)%	50.49%	(11.51)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	725,290	759,371	531,535	357,946	423,286	345,428
Ratio of expenses to average net assets	0.95%(3)	0.97%	0.99%	1.00%	1.01%	1.02%
Ratio of net investment income (loss) to average net assets	0.36%(3)	0.27%	0.35%	0.09%	0.28%	0.71%
Portfolio turnover rate(4)	18%(2)	17%	23%	36%	29%	32%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

FMI Common Stock Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Institutional Class
	(Unaudited) For the Six Month Period Ended March 31, 2025	Years Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$38.08	$31.37	$26.77	$33.29	$22.28	$26.42
Income from investment operations:
Net investment income (loss)(1)	0.09	0.14	0.15	0.07	0.12	0.20
Net realized and unrealized gain (loss) on investments	(1.64)	7.57	6.35	(2.58)	11.12	(3.02)
Total from investment operations	(1.55)	7.71	6.50	(2.51)	11.24	(2.82)
Less distributions:
Distributions from net investment income	(0.13)	(0.12)	(0.07)	(0.15)	(0.23)	(0.14)
Distributions from net realized gains	(0.66)	(0.88)	(1.83)	(3.86)	—	(1.18)
Total from distributions	(0.79)	(1.00)	(1.90)	(4.01)	(0.23)	(1.32)
Net asset value, end of period	$35.74	$38.08	$31.37	$26.77	$33.29	$22.28
TOTAL RETURN	(4.15)% (2)	24.87%	25.22%	(8.99)%	50.68%	(11.41)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	1,402,837	1,433,389	924,846	588,996	516,985	344,811
Ratio of expenses to average net assets	0.83%(3)	0.84%	0.87%	0.89%	0.90%	0.90%
Ratio of net investment income (loss) to average net assets	0.48%(3)	0.40%	0.48%	0.22%	0.39%	0.84%
Portfolio turnover rate(4)	18%(2)	17%	23%	36%	29%	32%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Investor Class
	(Unaudited) For the Six Month Period Ended March 31, 2025	Years Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$17.17	$14.62	$14.98	$20.96	$18.81	$20.14
Income from investment operations:
Net investment income (loss)(1)	0.04	0.09	0.09	0.11	0.15	0.18
Net realized and unrealized gain (loss) on investments	(0.59)	4.03	2.64	(2.73)	4.25	0.03(2)
Total from investment operations	(0.55)	4.12	2.73	(2.62)	4.40	0.21
Less distributions:
Distributions from net investment income	(0.09)	(0.14)	(0.11)	(0.16)	(0.30)	(0.17)
Distributions from net realized gains	(1.83)	(1.43)	(2.98)	(3.20)	(1.95)	(1.37)
Total from distributions	(1.92)	(1.57)	(3.09)	(3.36)	(2.25)	(1.54)
Net asset value, end of period	$14.70	$17.17	$14.62	$14.98	$20.96	$18.81
TOTAL RETURN	(3.16)% (3)	30.02%	19.95%	(15.86)%	24.48%	0.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	823,590	955,178	919,253	1,001,682	1,422,451	1,475,504
Ratio of expenses to average net assets	0.84%(4)	0.84%	0.84%	0.83%	0.82%	0.81%
Ratio of net investment income (loss) to average net assets	0.56%(4)	0.57%	0.63%	0.60%	0.72%	0.99%
Portfolio turnover rate(5)	12%(3)	17%	14%	25%	17%	28%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)
Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

FMI Large Cap Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Institutional Class
	(Unaudited) For the Six Month Period Ended March 31, 2025	Years Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$17.13	$14.59	$14.96	$20.94	$18.80	$20.13
Income from investment operations:
Net investment income (loss)(1)	0.05	0.11	0.11	0.14	0.18	0.21
Net realized and unrealized gain (loss) on investments	(0.59)	4.02	2.63	(2.73)	4.24	0.02(2)
Total from investment operations	(0.54)	4.13	2.74	(2.59)	4.42	0.23
Less distributions:
Distributions from net investment income	(0.11)	(0.16)	(0.13)	(0.19)	(0.33)	(0.19)
Distributions from net realized gains	(1.83)	(1.43)	(2.98)	(3.20)	(1.95)	(1.37)
Total from distributions	(1.94)	(1.59)	(3.11)	(3.39)	(2.28)	(1.56)
Net asset value, end of period	$14.65	$17.13	$14.59	$14.96	$20.94	$18.80
TOTAL RETURN	(3.06)%(3)	30.19%	20.07%	(15.73)%	24.63%	0.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	613,799	711,943	699,152	1,070,491	1,788,717	1,924,284
Ratio of expenses to average net assets	0.70%(4)	0.70%	0.71%	0.69%	0.68%	0.67%
Ratio of net investment income (loss) to average net assets	0.70%(4)	0.71%	0.77%	0.73%	0.85%	1.13%
Portfolio turnover rate(5)	12%(3)	17%	14%	25%	17%	28%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)
Realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the year.

(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

FMI International Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Investor Class
	(Unaudited) For the Six Month Period Ended March 31, 2025	Years Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$37.25	$31.90	$28.25	$35.36	$27.69	$31.89
Income from investment operations:
Net investment income (loss)(1)	0.25	0.72	0.54	0.41	1.10	0.35
Net realized and unrealized gain (loss) on investments	(1.65)	4.63	7.35	(6.29)	6.57	(3.40)
Total from investment operations	(1.40)	5.35	7.89	(5.88)	7.67	(3.05)
Less distributions:
Distributions from net investment income	—	—	(4.24)	(1.23)	—	(1.15)
Distributions from net realized gains	—	—	—	—	—	—
Total from distributions	—	—	(4.24)	(1.23)	—	(1.15)
Net asset value, end of period	$35.85	$37.25	$31.90	$28.25	$35.36	$27.69
TOTAL RETURN	(3.76)%(2)(3)	16.77%	30.14%	(17.24)%	27.70%	(10.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	1,127,525	1,236,164	1,028,428	792,421	1,066,600	1,207,016
Ratio of expenses to average net assets	0.93%(4)	0.93%	0.94%	0.94%	0.94%	0.91%
Ratio of net investment income (loss) to average net assets	1.38%(4)	2.07%	1.73%	1.22%	3.29%	1.19%
Portfolio turnover rate(5)	8%(3)	21%	21%	20%	27%	23%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)
During the six month period ending March 31, 2025, the FMI International Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the six month period return would have been (3.95)%.

(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

FMI International Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Institutional Class
	(Unaudited) For the Six Month Period Ended March 31, 2025	Years Ended September 30,
		2024	2023	2022	2021	2020
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$37.45	$32.03	$28.35	$35.46	$27.73	$31.93
Income from investment operations:
Net investment income (loss)(1)	0.28	0.77	0.59	0.45	1.18	0.38
Net realized and unrealized gain (loss) on investments	(1.66)	4.65	7.36	(6.29)	6.55	(3.39)
Total from investment operations	(1.38)	5.42	7.95	(5.84)	7.73	(3.01)
Less distributions:
Distributions from net investment income	—	—	(4.27)	(1.27)	—	(1.19)
Distributions from net realized gains	—	—	—	—	—	—
Total from distributions	—	—	(4.27)	(1.27)	—	(1.19)
Net asset value, end of period	$36.07	$37.45	$32.03	$28.35	$35.46	$27.73
TOTAL RETURN	(3.68)%(2)(3)	16.92%	30.30%	(17.10)%	27.88%	(9.95)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	3,310,832	3,754,889	3,057,141	2,178,340	2,351,096	2,142,615
Ratio of expenses to average net assets	0.79%(4)	0.79%	0.80%	0.81%	0.80%	0.77%
Ratio of net investment income (loss) to average net assets	1.52%(4)	2.22%	1.88%	1.37%	3.48%	1.31%
Portfolio turnover rate(5)	8%(3)	21%	21%	20%	27%	23%

(1)	Net investment income (loss) per share was calculated using average shares outstanding.
(2)
During the six month period ending March 31, 2025, the FMI International Fund received monies related to certain nonrecurring litigation settlements. If these monies were not received, the six month period return would have been (3.87)%.

(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate is disclosed for the Fund as a whole.
The accompanying notes are an integral part of these financial statements.

FMI International Fund II — Currency Unhedged
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Institutional Class
	(Unaudited) For the Six Month Period Ended March 31, 2025	Years Ended September 30,				For the Period from December 31, 2019 (1) to September 30, 2020
		2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$23.24	$19.51	$14.79	$21.70	$17.24	$20.00
Income from investment operations:
Net investment income (loss)(2)	0.16	0.44	0.34	0.26	0.77	0.13
Net realized and unrealized gain (loss) on investments	(1.69)	3.61	4.63	(6.22)	3.87	(2.89)
Total from investment operations	(1.53)	4.05	4.97	(5.96)	4.64	(2.76)
Less distributions:
Distributions from net investment income	(0.48)	(0.32)	(0.25)	(0.66)	(0.18)	—
Distributions from net realized gains	—	—	—	(0.29)	—	—
Total from distributions	(0.48)	(0.32)	(0.25)	(0.95)	(0.18)	—
Net asset value, end of period	$21.23	$23.24	$19.51	$14.79	$21.70	$17.24
TOTAL RETURN	(6.54)%(3)(4)	20.96%	33.78%	(28.71)%	26.96%	(13.80)%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	64,205	72,710	71,188	48,986	71,997	47,555
Ratio of expenses to average net assets:
Before expense reimbursement	1.16%(5)	1.12%	1.14%	1.15%	1.16%	1.43%(5)
After expense reimbursement	0.90%(5)	0.90%	0.90%	0.90%	0.90%	0.90%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	1.17%(5)	1.85%	1.54%	1.07%	3.35%	0.49%(5)
After expense reimbursement	1.44%(5)	2.07%	1.78%	1.32%	3.61%	1.02%(5)
Portfolio turnover rate	9%(4)	23%	21%	27%	31%	15%(4)

(1)	Inception date.
(2)	Net investment income (loss) per share was calculated using average shares outstanding.
(3)
During the six month period ending March 31, 2025, the FMI International Fund II – Currency Unhedged received monies related to certain nonrecurring litigation settlements. If these monies were not received, the six month period return would have been (6.72)%.

(4)	Not annualized.
(5)	Annualized.
The accompanying notes are an integral part of these financial statements.

FMI Global Fund
Financial Highlights
(Selected data for each share of the Fund outstanding throughout each period)

Institutional Class
For the Period from December 31, 2024(1) to March 31, 2025
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$20.00
Income from investment operations:
Net investment income (loss)(2)	0.08
Net realized and unrealized gain (loss) on investments	(0.08)
Total from investment operations	(0.00)(3)
Less distributions:
Distributions from net investment income	—
Distributions from net realized gains	—
Total from distributions	—
Net asset value, end of period	$20.00
TOTAL RETURN	0.00%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s $)	9,723
Ratio of expenses to average net assets:
Before expense reimbursement	4.26%(5)
After expense reimbursement	0.90%(5)
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement	(1.85)%(5)
After expense reimbursement	1.52%(5)
Portfolio turnover rate	5%(4)

(1)	Inception date.
(2)	Net investment income (loss) per share was calculated using average shares outstanding.
(3)	Amount is less than $0.005.
(4)	Not annualized.
(5)	Annualized.
The accompanying notes are an integral part of these financial statements.

FMI Funds, Inc.
Notes to Financial Statements
March 31, 2025 (Unaudited)
(1)	Organization —
The following is a summary of significant accounting policies of the FMI Common Stock Fund, the FMI Large Cap Fund, the FMI International Fund, the FMI International Fund II – Currency Unhedged, and the FMI Global Fund (collectively, the “Funds” or, individually, a “Fund”). The FMI Common Stock Fund (the “Common Stock Fund”), the FMI Large Cap Fund (the “Large Cap Fund”), the FMI International Fund (the “International Fund”), the FMI International Fund II – Currency Unhedged (the “International Currency Unhedged Fund”), and the FMI Global Fund (the “Global Fund”) are each a series of FMI Funds, Inc. (the “Company”). The Company was incorporated under the laws of Maryland on September 5, 1996. The Common Stock Fund is the successor to the FMI Common Stock Fund, the sole series of FMI Common Stock Fund, Inc. (the “Predecessor Common Stock Fund”). The Predecessor Common Stock Fund commenced operations on December 18, 1981. The reorganization was effective as of January 31, 2014, and the Common Stock Fund is the accounting survivor of the reorganization. As the accounting survivor of the reorganization, the Common Stock Fund adopted the Financial Statements of the Predecessor Common Stock Fund. The Predecessor Common Stock Fund was incorporated under the laws of Wisconsin on July 29, 1981. The Large Cap Fund commenced operations on December 31, 2001, and the International Fund commenced operations on December 31, 2010. The International Currency Unhedged Fund commenced operations on December 31, 2019. The Global Fund commenced operations on December 31, 2024.
Effective October 31, 2016, the Common Stock Fund, Large Cap Fund, and International Fund offer two classes of shares (Investor and Institutional). The International Currency Unhedged Fund and Global Fund currently only offer Institutional Class shares. The Institutional Class has the same management fee as the Investor Class and does not have a shareholder servicing plan. A higher investment minimum is required for the Institutional Class than the Investor Class. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each Class of shares based on its relative net assets. The Company’s Board of Directors (the “Board”) may elect to have certain expenses specific to the Investor Class shares or Institutional Class shares be borne solely by the Class to which such expenses are attributable, but any expenses not specifically allocated to the Investor Class shares or Institutional Class shares are generally allocated to each such Class proportionately (after any applicable base fee to be paid by a class of shares of a Fund attributable to such expense) on the basis of the net asset value of that Class in relation to the net asset value of the applicable Fund.
The Funds are diversified, open-end management investment companies under the Investment Company Act of 1940 (the “1940 Act”), as amended. The financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and financial reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification “Financial Services – Investment Companies” Topic 946 (“ASC 946”). The assets and liabilities of each Fund in the Company are segregated, and a shareholder’s interest is limited to the Fund in which the shareholder owns shares. The investment objective of the Common Stock Fund is to seek long-term capital appreciation by investing mainly in small- to medium capitalization value stocks. The investment objective of the Large Cap Fund is to seek long-term capital appreciation by investing mainly in a limited number of large capitalization value stocks.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2025 (Unaudited)
(1)
Organization — (Continued)
The investment objective of the International Fund and International Currency Unhedged Fund is to seek capital appreciation by investing mainly in a limited number of large capitalization value stocks of non-U.S. companies.
The investment objective of the Global Fund is to seek capital appreciation by investing mainly in a limited number of large capitalization value stocks of global companies (U.S. and non-U.S. companies).
(2)	Summary of Significant Accounting Policies and Other Information —
(a)
The Funds apply the provisions of the FASB Accounting Standards Codification “Fair Value Measurement” Topic 820 (“ASC 820”), which defines fair value as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

Each security is valued at the current day last sale price reported by the principal security exchange on which the issue is traded. Securities that are traded on the Nasdaq Markets are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price. Securities that are traded over-the-counter, including U.S. Treasury securities are valued at the close price, if not close, then at the latest bid price. Money market funds are valued at net asset value per share. Unlisted equity securities for which market quotations are readily available are valued at the close price, if not close, then at the most recent bid price. Foreign securities are valued on a basis of quotations from the primary market in which they are traded and are converted from the local currency into U.S. dollars using exchange rates as of the close of the New York Stock Exchange. For the International Fund, International Currency Unhedged Fund, and Global Fund only, options purchased or written by each of the Funds are valued at the average of the most recent bid and ask prices. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser as the Board appointed valuation designee, in accordance with fair value methodologies established by the investment adviser. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange. The foreign markets in which the International Fund, International Currency Unhedged Fund, and Global Fund may invest are sometimes open on days when the New York Stock Exchange is not open, and the International Fund, International Currency Unhedged Fund, and Global Fund do not calculate their net asset value. For securities that do not trade during New York Stock Exchange hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and may include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The investment adviser utilizes a service provided by an independent third party to assist in fair valuation of certain securities for the International Fund, the International Currency Unhedged Fund, and the Global Fund. As of March 31, 2025, there were no securities that were internally fair valued.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2025 (Unaudited)
(2)
Summary of Significant Accounting Policies and Other Information — (Continued)
In determining fair value, the Funds use various valuation approaches. ASC 820 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Over the counter derivatives such as forward currency contracts may be valued using quantitative models. These models may use pricing curves based on market inputs including current exchange rates or indices. These curves are combined with volatility factors to value the overall positions. The market inputs are generally significant and can be corroborated with observable market data and therefore are classified in level 2.
(b)	Net realized gains and losses on sales of securities are computed on the identified cost basis. For financial reporting purposes, investment transactions are recorded on the trade date.
(c)
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective date of such transactions. The Company does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

(d)
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The Funds record the amortization and accretion of premiums and discounts on securities purchased using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

(e)
The International Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency rates on its foreign portfolio holdings or to hedge certain purchase and sale commitments denominated in foreign currencies. The International Currency Unhedged Fund and Global Fund normally do not seek to reduce currency risk by hedging their perceived foreign currency exposure back into the U.S. dollar

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2025 (Unaudited)
(2)
Summary of Significant Accounting Policies and Other Information — (Continued)
and are generally exposed to currency fluctuations. However, the investment adviser reserves the right to temporarily hedge all or a portion of the International Currency Unhedged Fund’s and Global Fund’s currency exposure. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily and the asset or liability therein represents unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The International Fund, International Currency Unhedged Fund, and Global Fund have made an election under Section 988 of the Internal Revenue Code of 1986, as amended (the “Code”), which provides special rules for certain transactions in foreign currency other than the taxpayer’s functional currency (i.e. unless certain special rules apply, currencies other than the U.S. dollar). Certain section 988 gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as net capital gain, rather than increasing or decreasing the amount of a Fund’s ordinary income.
The average quarterly notional amount is shown as an indicator of volume. The average quarterly notional amounts during the six month period ended March 31, 2025 were:

FMI International Fund	Average Notional Amount
Forward Currency Contracts - Long	$26,355,422
Forward Currency Contracts - Short	3,386,589,473

These contracts are not subject to master netting agreements. For Non-Deliverable Forward Currency Contracts (“Contract”), the International Fund posts collateral, in the form of cash or cash equivalents, to a segregated account at the custodian when the Contract is in an unrealized loss position. When the Contract is in an unrealized gain position, the counterparty posts collateral to a segregated account at the custodian.
The fair value of the forward currency contracts as of March 31, 2025, is included in the following location on the Statements of Assets and Liabilities for the International Fund:

	Location	Fair Value of Asset Forward Currency Contracts	Location	Fair Value of Liability Forward Currency Contracts
Forward currency contracts	Unrealized appreciation on forward currency contracts	$19,060,863	Unrealized depreciation on forward currency contracts	$0

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2025 (Unaudited)
(2)
Summary of Significant Accounting Policies and Other Information — (Continued)
Realized and unrealized gains and losses on forward currency contracts entered into during the six month period ended March 31, 2025 are recorded in the following location on the Statements of Operations for the International Fund:

	Location	Realized Gain	Location	Net Change In Unrealized Appreciation (Depreciation)
Forward currency contracts	Net realized gain (loss) on forward currency contracts	$4,957,407	Net change in unrealized appreciation/ depreciation on forward currency contracts	$119,929,727

These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized on the Statements of Assets and Liabilities for the International Fund. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.
(f)
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

(g)
The Funds may own certain securities that are restricted. Restricted securities include Section 4(a)(2) commercial paper or securities issued in a private placement. The Funds did not hold any restricted securities as of March 31, 2025.

(h)
No provision has been made for Federal income taxes since the Funds have elected to be taxed as “regulated investment companies.” The Funds intend to distribute substantially all net investment company taxable income and net capital gains to their respective shareholders and otherwise comply with the provisions of the Code, applicable to regulated investment companies.

(i)
The Funds have reviewed all open tax years and major jurisdictions, which include Federal and the state of Maryland for the Funds and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on certain tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the year ended September 30, 2024, the Funds did not incur any interest or penalties. Open tax years are those that are open for exam by taxing authorities and, as of September 30, 2024 open Federal tax years include the prior four fiscal tax years ended September 30, 2024. The Funds have no examinations in progress and are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j)	Net investment income and net realized gains, if any, are distributed to shareholders at least annually. Distributions to shareholders are recorded on the ex-dividend date.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2025 (Unaudited)
(2)
Summary of Significant Accounting Policies and Other Information — (Continued)
On December 20, 2024, the following distributions were declared and paid to shareholders of records of the respective Funds on December 19, 2024:

	Common Stock Fund	Large Cap Fund	International Fund	International Currency Unhedged Fund
Net Investment Income (Investor Class)	$1,590,957	$4,651,926	$ —	N/A
Per Share Amount (Investor Class)	$0.0792324	$ 0.08729117	$—	N/A
Net Investment Income (Institutional Class)	$4,878,473	$4,517,955	$—	$1,502,349
Per Share Amount (Institutional Class)	$ 0.12729691	$ 0.11281963	$—	$ 0.48377714
Short-Term Realized Gain (Investor Class)	$366,252	$2,715,230	$—	N/A
Per Share Amount (Investor Class)	$0.01824	$0.05095	$—	N/A
Short-Term Realized Gain (Institutional Class)	$699,022	$2,040,335	$—	$—
Per Share Amount (Institutional Class)	$0.01824	$0.05095	$—	$—
Long-Term Realized Gain (Investor Class)	$12,980,877	$95,031,991	$—	N/A
Per Share Amount (Investor Class)	$0.64647	$1.78323	$—	N/A
Long-Term Realized Gain (Institutional Class)	$24,775,044	$71,410,910	$—	$—
Per Share Amount (Institutional Class)	$0.64647	$1.78323	$—	$—

(k)	Common Company expenses are typically allocated evenly between the Funds of the Company, or by other equitable means.
(l)
Cash and cash equivalents, including collateral for forward currency contracts as presented on the Statements of Assets and Liabilities, include short-term, liquid investments with an original maturity of three months or less. These balances may exceed FDIC insured limits.

(3)	Investment Adviser and Advisory Agreement and Transactions With Related Parties —
The Funds each have an investment advisory agreement with Fiduciary Management, Inc. (“FMI” or the “Adviser”), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager.
Pursuant to current investment advisory agreements, the Adviser is entitled to receive a fee for managing the Funds. The fee is computed and payable at the end of each month. The following annual percentages of the Funds’ average daily net assets are used:
•	Common Stock Fund: 0.85% of the assets from $0 - $500 million; 0.80% of the assets from $500 million - $1.0 billion; and 0.75% of the assets over $1.0 billion.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2025 (Unaudited)
(3)
Investment Adviser and Advisory Agreement and Transactions With Related Parties — (Continued)
•	Large Cap Fund: 0.65% of the assets from $0 - $2.5 billion; 0.60% of the assets from $2.5 - $5.0 billion; and 0.55% of the assets over $5.0 billion.
•	International Fund: 0.75% of the assets from $0 - $2.5 billion; 0.70% of the assets from $2.5 - $5.0 billion; 0.65% of the assets from $5.0 - $10.0 billion; and 0.60% of the assets over $10.0 billion.
•
International Currency Unhedged Fund: 0.75% of the assets from $0 - $2.5 billion; 0.70% of the assets from $2.5 - $5.0 billion; 0.65% of the assets from $5.0 - $10.0 billion; and 0.60% of the assets over $10.0 billion.

•	Global Fund: 0.70% of the assets from $0 - $2.5 billion; 0.65% of the assets from $2.5 - $5.0 billion; 0.60% of the assets from $5.0 - $10.0 billion; and 0.55% of the assets over $10.0 billion.
The Funds are responsible for paying their proportionate share of the compensation, benefits and expenses of the Funds’ Chief Compliance Officer. For administrative convenience, FMI initially makes these payments and is later reimbursed by the Funds.
Under the respective advisory agreement or operating expenses limitation agreements, FMI will reimburse the Funds for expenses (excluding federal, state and local taxes, interest, brokerage commissions and extraordinary items) as follows:

	Investor Class Expense Cap	Institutional Class Expense Cap
Common Stock Fund	1.30%	1.20%
Large Cap Fund	1.20%	1.10%
International Fund	1.75%	1.65%
International Currency Unhedged Fund	1.75%	1.65%
Global Fund	1.75%	1.65%

For the six month period ended March 31, 2025, there were no contractual or voluntary reimbursements required for the Common Stock Fund, Large Cap Fund or International Fund. For the six month period ended March 31, 2025, for the International Currency Unhedged Fund and the Global Fund, there were no contractual reimbursements and the voluntary reimbursements were $89,422 and $50,563, respectively. The voluntary 0.90% and 0.90% expense cap/reimbursement agreements for the International Currency Unhedged Fund and the Global Fund, respectively, will continue in effect until January 31, 2026, with successive renewal terms of one year unless the Adviser indicates in advance of any such automatic renewal that the renewal shall not occur. The Adviser is entitled to recoup such amounts for a one-year period from the date the Adviser reduced its compensation and/or assumed expenses for the International Currency Unhedged Fund and the Global Fund. The Adviser does not intend to recoup these voluntary reimbursements.
The Large Cap Fund, the International Fund, the International Currency Unhedged Fund, and the Global Fund have each entered into a Distribution Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act. Each Plan, if implemented, provides that the applicable Fund may incur

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2025 (Unaudited)
(3)
Investment Adviser and Advisory Agreement and Transactions With Related Parties — (Continued)
certain costs which may not exceed the lesser of a monthly amount equal to 0.25% of such Fund’s daily net assets or the actual distribution costs incurred during the year. Amounts payable under each Plan would be paid monthly for any activities or expenses primarily intended to result in the sale of shares of such Fund. For the six month period ended March 31, 2025, no such expenses were charged to the shareholders of any Fund as the Funds had not implemented the Plan.
Under the Funds’ organizational documents, each director, officer, employee or other agent of any Fund (including the Adviser) is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
At March 31, 2025, other than with regard to the Global Fund, no person is deemed to “control” a Fund, as that term is defined in the Act, because the Funds do not know of any person who owns beneficially or through controlled companies more than 25% of a Fund’s Investor Class and Institutional Class shares, on a combined basis, or who acknowledges the existence of control. With regard to the Global Fund, the known holdings of the Adviser and its affiliates are 79.66% of the Institutional Class shares of the Global Fund as of March 31, 2025 (Investor Class shares are not currently available for sale).
(4)	Shareholder Servicing Plan —
The Funds have adopted a Shareholder Servicing Plan pursuant to which Investor Class shares (if available) may pay financial intermediaries for assets maintained in an omnibus account at an annual rate of up to 0.15% of the average daily net assets of such Fund, or an annual per account rate approved by the Board. The Board may also authorize the Funds to pay for shareholder services outside of the plan. Incurred shareholder servicing fees in excess of the limitations approved by the Board are borne by the Adviser.
For the six month period ended March 31, 2025, shareholder servicing fees incurred are disclosed on the Statements of Operations.
(5)	Loan Agreements —
U.S. Bank, N.A. (the “Bank”) has made available to the Company a $600,000,000 umbrella credit facility, pursuant to the loan agreement (the “Agreement”) effective May 24, 2024 for the FMI Funds, Inc. (consisting of Common Stock Fund, Large Cap Fund, International Fund, International Currency Unhedged Fund, and Global Fund), for the purposes of having cash available to satisfy redemption requests and is subject to certain restrictions and covenants. Principal is due not more than 45 days after the date of the loan. Amounts under the credit facility bear interest at a rate per annum equal to the greater of 0.00% or the Bank’s current prime rate minus 1.00% on the amount borrowed. Advances will be collateralized by securities owned by the borrowing Fund. The Agreement is subject to renewal on May 23, 2025. During the six month

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2025 (Unaudited)
(5)
Loan Agreements — (Continued)
period ended March 31, 2025, the International Fund and the International Currency Unhedged Fund were the only Funds that borrowed against the loan agreement, at interest rates of 7.00% and 6.50%, respectively, as follows:

	Average Borrowings(1)	Outstanding as of March 31, 2025	Interest Expense	Maximum Borrowing	Maximum Borrowing Date
International Fund	$47,745,000	$ —	$18,568	$69,348,000	10/29/2024
International Currency Unhedged Fund	130,000	—	70	130,000	3/21/2025

(1) Calculation of average borrowings excludes days with no borrowing activity.
(6)	Investment Transactions —
For the six month period ended March 31, 2025, purchases and sales of investment securities (excluding short term investments) were as follows:

	Common Stock Fund	Large Cap Fund	International Fund	International Currency Unhedged Fund
Purchases	$435,881,092	$179,856,694	$356,812,058	$5,686,865
Sales	366,880,930	348,389,432	688,182,593	9,146,444

For the Global Fund the since inception (December 31, 2024) to the period ended March 31, 2025, purchases and sales of investment securities (excluding short term investments) were as follows:

Purchases	$10,119,381
Sales	290,948

(7)	Income Tax Information —
The following information for the Funds is presented on an income tax basis as of September 30, 2024:

	Cost of Investments	Gross Unrealized Appreciation(1)	Gross Unrealized Depreciation(1)	Net Unrealized Appreciation (Depreciation) on Investments(1)
Common Stock Fund	$1,511,382,884	$701,415,269	$(19,573,590)	$681,841,679
Large Cap Fund	1,098,095,488	629,738,931	(61,795,427)	567,943,504
International Fund	3,913,394,899	1,569,891,095	(420,134,039)	1,149,757,056
International Currency Unhedged Fund	57,687,209	18,281,278	(3,484,410)	14,796,868

(1)	Represents amounts of investments in securities, forward currency contracts and foreign currency translations.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2025 (Unaudited)
(7)
Income Tax Information — (Continued)
The difference between the cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions. The International Fund is the only Fund with temporary mark to market differences. The components of accumulated earnings (deficit) on a tax-basis are as follows:

	Net Unrealized Appreciation (Depreciation)	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Accumulated (Deficit)	Total Distributable Earnings/ (Accumulated Deficit)
Common Stock Fund	$681,841,679	$3,961,426	$28,519,686	$ —	$714,322,791
Large Cap Fund	567,943,504	12,037,327	143,832,474	—	723,813,305
International Fund	1,149,757,056	—	—	(370,410,505)	779,346,551
International Currency
Unhedged Fund	14,796,868	1,360,982	—	(1,814,115)	14,343,735

The International Currency Unhedged Fund utilized $68,327 of prior year short-term capital loss carryovers. The International Fund and International Currency Unhedged Fund utilized $62,805,745 and $2,479,977, respectively, of prior year long-term capital loss carryovers.
The other accumulated deficit above includes $11,297,078 of late-year losses for the International Fund only. For the International Fund and International Currency Unhedged Fund all capital loss carryovers may be used indefinitely to offset future gains as follows:

	Short-term Capital Loss Carryovers	Long-term Capital Loss Carryovers	Total Capital Loss Carryovers
International Fund	$84,808,090	$274,305,337	$359,113,427
International Currency Unhedged Fund	253,072	1,561,043	1,814,115

The tax components of dividends paid during the six month period ended March 31, 2025 (Unaudited) and the year ended September 30, 2024 are as follows:

	March 31, 2025			September 30, 2024
	Ordinary Income Distributions(1)	Long-Term Capital Gains Distributions	Total Distributions	Ordinary Income Distributions(1)	Long-Term Capital Gains Distributions	Total Distributions
Common Stock Fund	$7,534,705	$37,755,920	$45,290,625	$26,529,010	$22,721,869	$49,250,879
Large Cap Fund	13,925,445	166,442,901	180,368,346	15,429,867	146,383,109	161,182,976
International Fund	—	—	—	—	—	—
International Currency
Unhedged Fund	1,502,349	—	1,502,349	1,165,736	—	1,165,736
Global Fund	—	—	—	—	—	—

(1) For federal income tax purposes, distributions on short-term capital gains are treated as ordinary income distributions.

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2025 (Unaudited)
(8)	Fund Share Transactions —

	For the Six Month Period Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
Common Stock Fund	Shares	Amount	Shares	Amount
Sales
Investor Class	2,779,707	$106,267,788	7,650,224	$263,481,760
Institutional Class	4,046,882	153,924,608	13,096,609	455,366,917
Reinvestment of dividends and distributions
Investor Class	392,077	14,569,572	500,553	17,028,821
Institutional Class	803,378	29,901,742	926,004	31,539,694
Redemptions
Investor Class	(2,832,574)	(106,749,184)	(5,137,876)	(182,152,191)
Institutional Class	(3,241,302)	(122,487,209)	(5,860,647)	(205,758,205)
Total Investor Class	339,210	14,088,176	3,012,901	98,358,390
Total Institutional Class	1,608,958	61,339,141	8,161,966	281,148,406
Net increase (decrease)	1,948,168	$75,427,317	11,174,867	$379,506,796

	For the Six Month Period Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
Large Cap Fund	Shares	Amount	Shares	Amount
Sales
Investor Class	751,894	$11,523,979	1,663,530	$26,075,532
Institutional Class	1,766,009	27,393,592	5,254,057	83,004,437
Reinvestment of dividends and distributions
Investor Class	6,976,011	102,198,567	6,420,461	94,444,981
Institutional Class	5,312,404	77,507,970	4,549,616	66,697,369
Redemptions
Investor Class	(7,351,517)	(114,648,339)	(15,335,040)	(241,092,151)
Institutional Class	(6,746,517)	(104,533,084)	(16,164,335)	(247,205,357)
Total Investor Class	376,388	(925,793)	(7,251,049)	(120,571,638)
Total Institutional Class	331,896	368,478	(6,360,662)	(97,503,551)
Net increase (decrease)	708,284	$(557,315)	(13,611,711)	$(218,075,189)

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2025 (Unaudited)
(8)
Fund Share Transactions — (Continued)

	For the Six Month Period Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
International Fund	Shares	Amount	Shares	Amount
Sales
Investor Class	1,751,178	$64,415,694	7,101,401	$242,220,042
Institutional Class	9,087,230	336,008,683	23,630,790	817,365,630
Reinvestment of dividends and distributions
Investor Class	—	—	—	—
Institutional Class	—	—	—	—
Redemptions
Investor Class	(3,488,102)	(128,226,216)	(6,151,061)	(213,322,835)
Institutional Class	(17,566,732)	(647,993,018)	(18,806,909)	(660,239,499)
Total Investor Class	(1,736,924)	(63,810,522)	950,340	28,897,207
Total Institutional Class	(8,479,502)	(311,984,335)	4,823,881	157,126,131
Net increase (decrease)	(10,216,426)	$(375,794,857)	5,774,221	$186,023,338

International Currency	For the Six Month Period Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
Unhedged Fund	Shares	Amount	Shares	Amount
Sales
Institutional Class	63,411	$1,367,694	239,751	$5,000,348
Reinvestment of dividends and distributions
Institutional Class	71,312	1,496,844	56,810	1,165,735
Redemptions
Institutional Class	(239,135)	(5,188,421)	(816,375)	(17,952,670)
Total Institutional Class	(104,412)	(2,323,883)	(519,814)	(11,786,587)
Net increase (decrease)	(104,412)	$(2,323,883)	(519,814)	$(11,786,587)

	For the Period December 31, 2024 to March 31, 2025 (Unaudited)
Global Fund	Shares	Amount
Sales
Institutional Class	494,111	$10,092,776
Reinvestment of dividends and distributions
Institutional Class	—	—
Redemptions
Institutional Class	(7,954)	(160,911)
Total Institutional Class	486,157	9,931,865
Net increase (decrease)	486,157	$9,931,865

FMI Funds, Inc.
Notes to Financial Statements(Continued)
March 31, 2025 (Unaudited)
(9)	Litigation Proceeds —
During the six month period ended March 31, 2025, the International Fund and the International Currency Unhedged Fund received proceeds of approximately $11,762,889 and $199,833, respectively, relating to settlements of litigation. The proceeds have been included in “Net realized gain (loss) on investments” on the Statements of Operations and Statements of Changes in Net Assets.
(10)	Subsequent Events —
Management has evaluated related events and transactions that occurred subsequent to March 31, 2025, through the date of issuance of the Funds’ financial statements and has determined there were no other subsequent events or transactions.

FMI Funds, Inc.
Additional Information (Unaudited)

For additional information about the Directors and Officers or for a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, please review the Statement of Additional Information. You may call (800) 811-5311 and request a Statement of Additional Information, and it will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov. Information on how each of the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website at http://www.fmifunds.com or the website of the Commission no later than August 31 for the prior 12 months ended June 30. The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year as exhibits to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Commission’s website provided above.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies. (Unaudited)

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies. (Unaudited)

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies. (Unaudited)

See Statements of Operations within Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)

Renewal of Advisory Agreements for FMI Common Stock Fund, FMI Large Cap Fund, FMI International Fund and FMI International Fund II – Currency Unhedged
On December 20, 2024, the Directors of FMI Funds, Inc. approved the continuation of the investment advisory agreements for the FMI Common Stock Fund (the “Common Stock Fund”), the FMI Large Cap Fund (the “Large Cap Fund”), the FMI International Fund (the “International Fund”) and the FMI International Fund II – Currency Unhedged (the “International Fund II”). The Directors also approved the investment advisory agreement for the FMI Global Fund (the “Global Fund”), which is newly formed (they also considered and discussed this investment advisory agreement at their meeting on September 20, 2024). (The Common Stock Fund, the Large Cap Fund, the International Fund, the International Fund II and the Global Fund are sometimes referred to herein as a “Fund” and, collectively, as the “Funds”).
In advance of approving the investment advisory agreements, the Directors who are not “interested persons” (as that term is defined by the Investment Company Act of 1940) of the Funds (the “Independent Directors”) met with their independent legal counsel. They discussed with their independent legal counsel, in executive session, a memorandum describing their fiduciary duties with respect to approving the investment advisory agreements and the relevant factors for their consideration of the investment advisory agreements. As part of the discussion regarding the fiduciary duties of the Directors, the Independent Directors confirmed their understanding of the need to have asked about, and received answers to, any matters that they believe are relevant to determining whether to approve the investment advisory agreements.
The Independent Directors also reviewed and discussed with their independent legal counsel, in executive session, all of the materials that the Funds’ investment adviser, Fiduciary Management, Inc. (the “Adviser”), had provided to the Independent Directors to assist them in their consideration of the investment advisory agreements (collectively, the “15(c) Material”). Following this review, they concluded that the 15(c) Material addressed all of the relevant matters that they wanted to consider in assessing the performance of the operating Funds and the performance of the Adviser under the investment advisory agreements for the operating Funds, and that the 15(c) Material provided them with an understanding of the investment advisory agreements and the services that the Adviser provides, or will provide, to the Funds.
The Independent Directors then met in general session to discuss the 15(c) Material with the other Directors and management of the Funds. In discussing the 15(c) Material with management of the Funds, management highlighted various sections of the 15(c) Material and addressed the questions and comments of the Directors. The Directors confirmed that in considering the continuation of the investment advisory agreements, they focused on the following items, among others:
•
The nature and quality of the investment advisory services provided by the Adviser, including the Adviser’s organization and operations, financial condition and stability and ownership structure; and the terms of the investment advisory agreements and how the services performed by, or to be performed by, the Adviser under the investment advisory agreements differ from those performed for other accounts managed by the Adviser.

•
A comparison of the fees and expenses, or proposed fees and expenses, of the Funds to other similar funds, including a comparison of the Funds’ actual, or anticipated, total expenses and total expense ratios.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)(Continued)
•	A comparison of the fee structures of other accounts managed by the Adviser.
•	Whether economies of scale are, or are anticipated to be, recognized by the Funds, and whether existing breakpoints are appropriate.
•	The costs and profitability, or anticipated costs and profitibility, of the Funds to the Adviser.
•	The independence, expertise, care, and conscientiousness of the Board of Directors.
•	Short-term and long-term investment performance of the operating Funds.
•	The other benefits to the Adviser from serving as investment adviser to the Funds (in addition to the advisory fee under the investment advisory agreements).
All of the factors discussed by the Directors were considered as a whole, and were considered separately by the Independent Directors, meeting in executive session both before and after their general session with the other Directors and management of the Funds. The factors were viewed in their totality by the Directors, with no single factor being the principal or determinative factor in the Directors’ determination of whether to approve the investment advisory agreements. The Directors recognized that the management and fee arrangements for the Funds are the result of years of review and discussion between the Independent Directors and the Adviser, that certain aspects of such arrangements may receive greater scrutiny in some years than in others and that the Directors’ conclusions may be based, in part, on their consideration of these same arrangements and information received during the course of the year and in prior years.
The material considerations and determinations of the Directors, including all of the Independent Directors, are described below:
Nature and Quality of Investment Advisory Services
The Directors discussed the efforts, and anticipated efforts of the Adviser in supervising the investment portfolios of the Common Stock Fund, the Large Cap Fund, the International Fund, the International Fund II and the Global Fund directing the day-to-day management of the Funds’ portfolios, including the purchase and sale of investment securities, and the performance of the Adviser in these efforts. They noted that the investment process employed is team-based and highly research intensive, utilizing primarily in-house, fundamental research.
Noting the research intensive process of the Adviser, the Directors considered the background and experience of the Adviser’s senior management and expertise of, and the level of attention given, or to be given, to the Funds by investment personnel of the Adviser, and determined that the personnel servicing the Funds are well qualified. In addition, the Directors deliberated on the quality of the material service providers to the Funds, who provide, or will provide, administrative and distribution services on behalf of the Funds and are overseen by the Adviser, and the overall reputation and capabilities of the Adviser, concluding that they believe the services providers are respected in the industry and provide valuable services to the Funds.
The Directors concluded, based on the well qualified personnel serving the Funds and the positive performance of the operating Funds, adjusted for risk, as discussed herein, that the nature, extent and quality of the investment advisory services provided, or to be, to the Funds by the Adviser are good. The Directors then assessed the risk management of the Funds, and the operation of the Funds’ compliance programs, as reported to them in discussions with the CCO

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)(Continued)
of the Funds. They noted that the Funds have not had material breaches of the compliance program, and that the CCO’s annual and quarterly reports have reflected that the compliance program is reasonably designed to prevent material violations of securities law and is operating effectively. Based on the Directors’ assessment of the Funds’ compliance program, the Directors determined that the nature and extent of the services provided, or to be provided, by the Adviser are appropriate to assure that the Funds’ operations are conducted in compliance with applicable laws, rules and regulations.
Comparative Fees and Expenses
Management discussed with the Directors the fact that several variables in addition to the management fee, such as service, administrative and transaction fees could have an impact on costs to the shareholders of the Funds. The Directors noted that the Adviser had engaged Broadridge Financial Solutions 15(c) Services to provide peer group comparative fee, expense and performance analysis for each operating Fund (the “15(c) Report”), to assist the Directors with their analysis on whether to continue the investment advisory agreements for such Funds. They discussed the Morningstar fee level methodology used in the 15(c) Report, as well as the custom 15(c) categories and peer groups created explicitly for the 15(c) Report, and determined it was reasonable.
The Directors noted that the peer grouping methodology in the 15(c) Report considers three factors in selecting potential peers: investment style, share class characteristics, and assets. While it would be ideal if each peer matched closely with the applicable operating Fund on all three dimensions, the Directors noted that in practice it is often necessary to relax one of the peer grouping factors to find an appropriate number of peers. They concluded that they were comfortable with the peer group methodology in the 15(c) Report.
The Directors then reviewed the expense analysis contained in the 15(c) Report. In summary, the Directors noted the following: (1) the peer group comparative fee and expense analysis for the Common Stock Fund show that its net expense ratio and advisory fee are within a reasonable range of industry averages; (2) the peer group comparative fee and expense analysis for the Large Cap Fund show that its net expense ratio and advisory fee are within a reasonable range of industry averages; (3) the peer group comparative fee and expense analysis for the International Fund show that its net expense ratio and advisory fee are within a reasonable range of industry averages; and (4) the peer group comparative fee and expense analysis for the International Fund II show that its net expense ratio and advisory fee are within a reasonable range of industry averages.
The Directors considered that the Global Fund is newly formed and discussed the anticipated net expense ratio (taking into account the expense limitation arrangements to which the Adviser has agreed) and the proposed advisory fee. They noted that the Adviser manages mutual funds that are comparable to the Global Fund in material respects, and considered the net expense ratios and advisory fees of those funds. The Directors concluded that the anticipated net expense ratio (taking into account the expense limitation arrangements to which the Adviser has agreed) and the proposed advisory fee are within a reasonable range of industry averages.
After assessing the expense information discussed above, the Directors concluded that the expense ratios, and anticipated expense ratios, of the Funds are within the range of comparable mutual funds, and that the Funds’ fees are reasonable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)(Continued)
Comparison of Fee Structures of Other Accounts
The Directors believe that management of a mutual fund involves more comprehensive and substantive duties than the management of institutional separate accounts or sub-advised funds. Mutual funds require considerable compliance, third-party oversight, and shareholder services that institutional accounts do not, due to the more retail nature of the fund shareholder and the legal and regulatory burdens associated with managing a mutual fund family. For instance, the Adviser provides, or will provide, tailored investment advisory services to the Funds to accommodate the cash flow volatility presented by the purchases and redemptions of shareholders. Moreover, the Adviser attempts to serve the needs of thousands of accounts, ranging from direct accounts holding a few thousand dollars to the large omnibus accounts of intermediaries who in turn service thousands of large and small accounts.
The Adviser has implemented robust shareholder communication efforts to reach potential shareholders through direct contact, through intermediaries, or via the financial press. The Adviser does not engage in equivalent efforts for separate accounts.
Separate accounts or sub-advised funds engage the Adviser for investment management services and client service only. It also is important to remember that sub-advised funds have a layer of investment management fees, in addition to sub-advisory fees. The adviser to those funds assumes some of the cash flow management duties, board maintenance, and most operational and compliance obligations and third-party oversight.
The mutual fund industry has increasingly moved to brokerage platforms (intermediaries) as the transaction vehicle of choice for investors seeking to buy and sell shares of mutual funds that are offered to the general public. Fewer investors are going directly to the Funds’ transfer agent to effect share transactions. Regarding the intermediaries, the Adviser absorbs all costs in excess of the fees paid by the Funds for sub-transfer agent services performed by the intermediaries. So, the cost of obtaining, retaining and servicing shareholders for the Funds is significantly higher than the costs for separately managed accounts. None of the Funds utilize 12b-1 plans to fund distribution costs, with the Adviser absorbing all such costs.
In summary, the Directors noted the following: (1) management of a mutual fund involves more comprehensive and substantive duties than the management of institutional separate accounts or sub-advised funds; (2) separate accounts and sub-advised funds do not present equivalent risks to the Adviser, as separate accounts or sub-advised funds engage the Adviser for investment management services and client service only; (3) the adviser to sub-advised funds assumes some of the cash flow management duties for such funds, and it assumes the board maintenance, and most operational and compliance obligations and third-party oversight for such funds; and (4) the Adviser absorbs all costs in excess of the fees paid by the Funds for sub-transfer agent services performed by the intermediaries, which results in the cost of obtaining, retaining and servicing shareholders for the Funds being significantly higher than the costs for separately managed accounts.
Based on the materials and information discussed above, the Directors concluded that the differential in advisory fees between the Funds and the separate accounts managed by the Adviser is reasonable, and concluded that the fee rates charged to the Funds in comparison to those charged to the Adviser’s other clients is reasonable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)(Continued)
Performance
The Directors then reviewed the performance and risk analysis of the operating Funds contained in the 15(c) Report:
•
The FMI Large Cap Fund - Institutional Class (FMIQX) underperformed the benchmark S&P 500 by 3.81% annualized since inception, while outperforming the iShares Russell 1000 Value ETF (proxy benchmark) by 1.27% annualized since inception. On a one-, three-, and five- year annualized periods, FMIQX has underperformed the benchmark S&P 500 by 6.16%, 2.29%, and 5.37%, respectively. FMIQX outperformed the iShares Russell 1000 Value ETF on a one- and three- year annualized periods by 2.68% and 0.78%, respectively. FMIQX on a five-year annualized period was in-line with the iShares Russell 1000 Value ETF. The FMI Large Cap Fund - Investor Class (FMIHX) has outperformed the iShares Russell 1000 Value ETF by 1.18% since inception, while also outperforming on a one-, three, and ten- year annualized periods by 2.51%, 0.64% and 0.90% respectively. FMIHX performed roughly in-line with the value proxy over an annualized five-year period

•
The FMI Common Stock Fund - Institutional Class (FMIUX) has outperformed the benchmark Russell 2000 by 3.24% annualized since inception. At the one-year period, FMIUX underperformed the benchmark by 1.89% while outperforming at over the three- and five- year annualized periods by 10.64% and 4.30%, respectively. Compared to the Russell 2000 Value benchmark, FMIUX has outperformed by 4.16% annualized since inception. The fund has underperformed the value benchmark by 1.01% over the last fiscal year, while outperforming over the three- and five- year annualized periods by 8.71% and 4.40%, respectively. The FMI Common Stock Fund - Investor Class (FMIMX) outperformed the benchmark Russell 2000 by 1.92% annualized since inception through fiscal year 2024. FMIMX has also outperformed the Russell 2000 Value benchmark annualized over the three-, five-, and ten- Year periods by 8.58%, 4.27%, 2.43%, respectively, while underperforming over the one-year period by 1.17%. FMIMX outperformed the value benchmark on an annualized basis by 0.64% since inception through fiscal year end 2024.

•
The FMI International Fund – Institutional Class (FMIYX) has underperformed the MSCI EAFE (Local) at the one- and five- year annualized periods by 0.61% and 1.00% and was in-line over the three-year annualized period. Since inception, the FMIYX has underperformed the MSCI EAFE (Local) by 1.31% on an annualized basis. Through the fiscal year end 2024, FMIYX underperformed the MSCI EAFE Value (USD) on an annualized basis over the one-, three-, and five- year periods by 6.22%, 0.85%, and 0.49%, respectively. The FMI International Fund – Investor Class (FMIJX) outperformed the MSCI EAFE Value (Local) at the one-year, ten-year and since inception annualized periods by 0.77%, 0.38% and 1.01%, while underperforming a the three- and five- year annualized periods by 3.67% and 1.25%, respectively. Since inception, FMIJX outperformed on annualized basis against the MSCI EAFE (USD) benchmark by 2.22% and the MSCI EAFE (Local) benchmark by 0.31%.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)(Continued)
•
The FMI International Fund II – Currency Unhedged – Institutional Class underperformed on an annualized basis against the MSCI EAFE(USD) benchmark at the one- and three-year periods by 3.81% and 0.60% while underperforming since inception by 1.84%, respectively. Against the MSCI EAFE Value (USD) index, the Fund underperformed at the one-year, three-year, and since inception periods by 2.18%, 4.06% and 1.98%, respectfully.

Based on the information and materials discussed by the Directors, as reflected above, the Directors concluded that the performance of the operating Funds, adjusting for risk, has been satisfactory on a relative basis and more than satisfactory on an absolute basis. They continue to believe that the Adviser’s discipline should lead to favorable results in the long-term, and concluded that continuation of the existing advisory agreements was in the best interest of the Funds’ shareholders. In particular, the Directors noted that the Funds’ performance during periods of stock market decline was better than the market, as intended by the Funds’ principal investment strategies, supporting the conclusion that the Funds provide positive risk adjusted returns.
The Directors considered that the Global Fund is newly formed and as such does not have a record of prior performance. However, the Directors noted that the Adviser manages mutual funds that are comparable to the new Funds in material respects. The Directors assessed the performance of these comparable mutual funds and determined that the performance of each of the comparable mutual funds was within a reasonable range of performance. Based on the information provided, the Directors believe that the Adviser will manage the Global Fund in a manner that is materially consistent with its stated investment objective and strategies. The Directors concluded that they have confidence in the investment personnel of the Adviser that will manage the Global Fund.
Costs and Profitability
The Adviser uses a team-oriented approach so no one individual is assigned to any one of the Adviser’s clients from a portfolio management, research, trading, operations or administrative perspective. Instead, every teammate is working on behalf of all the Adviser’s clients, including each Fund. Accordingly, in determining the Adviser’s costs relative to the services performed on behalf of all the Adviser’s clients, the Adviser has determined to allocate its overall costs proportionately to each Adviser client based upon the percentage of that client’s assets under our management. The Directors believe this method of allocation is appropriate.
In summary, the Directors noted the following: (1) the peer group comparative fee and expense analysis for the operating Funds show that their net expense ratios and advisory fees are within a reasonable range of industry averages; (2) the shareholder service fees paid to intermediaries by the Adviser for the benefit of the operating Funds significantly reduce the pre-tax profit margin to the Adviser, which results in the pre-tax profit margin for the Funds being lower than the pre-tax profit margin for all other clients of the Adviser on an aggregate basis; and (3) the Adviser’s pre-tax profit margin for the operating Funds compares reasonably to several publicly traded companies that the Directors reviewed.
The Directors considered that the Global Fund is newly formed and discussed the projected costs of services to be provided, and the projected profits to be realized, by the Adviser from its relationship with the Global Fund, and concluded that such profits were reasonable and not excessive when compared to profitability guidelines set forth in relevant court cases. The

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)(Continued)
Directors also considered the impact of the intermediary service fees on the profitability of the Adviser, and the resources and revenues that the Adviser will put into managing and distributing the Global Fund, and concluded that this further supported the conclusion that the projected level of profitability to be realized by the Adviser from its provision of services to the Global Fund is reasonable.
In assessing and evaluating the information discussed above, the Directors recognized that it is difficult to make comparisons of profitability from investment advisory contracts. This is because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the type of clients it advises, its business mix, and numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking this into account, following their discussion of the material presented above, the Directors concluded that the level of profitability realized, or anticipated to be realized, by the Adviser from its provision of services to the Funds is reasonable, and that the overall expense ratios and investment advisory fees were fair and within the range of industry averages.
Economies of Scale
The Directors discussed the possibility that as Fund assets grow, certain fixed costs are spread over the larger asset base leading to some economies of scale, which should benefit the Funds’ shareholders. Additionally, some variable costs, such as accounting, administration, custody and management fees are on a sliding scale relative to asset size. Based on the materials the Directors reviewed, the operating Funds’ expense ratios have generally fallen over the fiscal years, primarily as a consequence of the Adviser’s renegotiation of service contracts and the addition of management fee breakpoints. The Directors determined that the breakpoints are at levels that will appropriately benefit shareholders by passing along economies of scale.
The Directors noted that as the Global Fund is newly formed and has had no operations, economies of scale were not a relevant consideration at this time and the Adviser would revisit whether economies of scale exist in the future once the Global Fund has achieved sufficient scale.
In summary, the Directors noted the following: (1) some variable costs, such as accounting, administration, custody and management fees are on a sliding scale relative to asset size; (2) the operating Funds’ expense ratios have generally fallen over the fiscal years, primarily as a consequence of the Adviser’s renegotiation of service contracts and the addition of management fee breakpoints; and (3) the fact that the Adviser has made significant investments into the Funds’ portfolio management and research teams.
After discussing the matters referenced above, the Directors concluded that the current fees and breakpoints were appropriate.
Fall-Out Benefits
The Directors reviewed the Adviser’s use of research, analytical, statistical and other information and services obtained in connection with effecting trades for the Funds. While the research, analytical, statistical and other information and services provided by brokers have substantial value, the Directors determined that such information and services are supplemental to the Adviser’s own efforts in the performance of its duties under the investment advisory agreements, and are used for the benefit of the Funds.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (Unaudited)(Continued)
With regard to research services furnished by brokers through whom the Adviser effects security transactions (credits that allow the Adviser to obtain research, so-called “soft-dollars”), the Directors noted that the research may be used in servicing all of the Adviser’s accounts, not just the Funds, regardless of which security transactions generated the soft-dollars. So, the Directors discussed with the Adviser, the Adviser’s allocation policies and procedures for soft-dollars, noting that the Adviser generally allocates soft-dollars proportionately based upon the percentage of a client’s assets under management. The Directors determined that this allocation methodology is appropriate.
In summary, the Directors noted the following: (1) although the Adviser could derive benefits from the conversion of Fund shareholders into separate account clients, the Funds also could benefit from potential institutional shareholders who might choose to invest in the Funds because they want the Adviser’s services, but do not meet minimum separate account size requirements; (2) the Directors concluded that the research, analytical, statistical and other information and services provided by brokers are merely supplemental to the Adviser’s own efforts in the performance of its duties under the investment advisory agreements; and (3) the Directors concluded that the allocation methodology for soft-dollars is appropriate.
After discussing and evaluating the materials presented above, the Directors concluded that the other benefits realized by the Adviser from its relationship with the Funds were reasonable.
Conclusion
After reviewing the material provided for the meeting, management’s presentation, as well as other information regularly provided at the Board’s quarterly meetings throughout the year regarding the quality of services provided by the Adviser, the performance of the Funds, expense information, regulatory compliance issues, trading information and related matters and other factors deemed relevant by the Board, the Directors, including all of the Independent Directors, concluded that the investment advisory arrangements between the Funds and the Adviser were fair and reasonable and that approval of the investment advisory agreements is in the best interest of the Funds and their shareholders. Accordingly, the Directors, including the Independent Directors voting separately, approved the investment advisory agreements.

FMI Common Stock Fund	FMI Large Cap Fund	FMI International Fund	FMI International Fund II - Currency Unhedged	FMI Global Fund

790 North Water Street, Suite 2100 Milwaukee, Wisconsin 53202 www.fmifunds.com 414-226-4555
BOARD OF DIRECTORS
ROBERT C. ARZBAECHER	PATRICK J. ENGLISH
JONATHAN T. BLOOM	REBECCA W. HOUSE
JOHN S. BRANDSER	PAUL S. SHAIN
LAWRENCE J. BURNETT	ROBERT J. VENABLE

INVESTMENT ADVISER
FIDUCIARY MANAGEMENT, INC. 790 North Water Street, Suite 2100 Milwaukee, Wisconsin 53202
ADMINISTRATOR, ACCOUNTANT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
U.S. BANCORP FUND SERVICES, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202 800-811-5311 or 414-765-4124

CUSTODIAN U.S. BANK, N.A. Milwaukee, Wisconsin	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM COHEN & COMPANY, LTD. Milwaukee, Wisconsin

DISTRIBUTOR	LEGAL COUNSEL
FORESIDE FINANCIAL SERVICES, LLC Portland, Maine	FOLEY & LARDNER LLP Milwaukee, Wisconsin

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to open-end investment companies.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FMI Funds, Inc.

By	/s/ John S. Brandser
John S. Brandser, Principal Executive Officer

Date	5/21/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John S. Brandser
John S. Brandser, Principal Executive Officer

Date	5/21/25

By	/s/ Jonathan T. Bloom
Jonathan T. Bloom, Principal Financial Officer

Date	5/21/25